UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2006

1.800333.102

BCF-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	2,518,700	$ 117,926
Jack in the Box, Inc. (a)	200,000	8,360
Royal Caribbean Cruises Ltd.	1,451,900	60,675
		186,961
Household Durables - 0.4%
Sony Corp. sponsored ADR	1,671,600	81,808
Internet & Catalog Retail - 0.1%
GSI Commerce, Inc. (a)	850,000	14,867
Media - 1.9%
McGraw-Hill Companies, Inc.	1,888,100	105,092
News Corp. Class B (d)	2,152,400	39,238
Omnicom Group, Inc.	2,250,100	202,532
Univision Communications, Inc. Class A (a)	1,400,900	49,998
		396,860
Multiline Retail - 2.1%
Dollar General Corp.	2,488,900	43,456
Federated Department Stores, Inc.	1,109,300	86,359
Target Corp.	6,103,300	324,085
		453,900
Specialty Retail - 4.0%
Best Buy Co., Inc.	6,142,000	348,006
Circuit City Stores, Inc.	660,000	18,975
Home Depot, Inc.	4,949,600	197,638
Staples, Inc.	7,917,000	209,088
Urban Outfitters, Inc. (a)	3,561,900	82,636
		856,343
Textiles, Apparel & Luxury Goods - 0.0%
Carter's, Inc. (a)	175,000	11,788
TOTAL CONSUMER DISCRETIONARY		2,002,527
CONSUMER STAPLES - 11.2%
Beverages - 1.5%
Diageo PLC sponsored ADR (d)	866,100	57,379
PepsiCo, Inc.	4,638,362	270,138
		327,517
Food & Staples Retailing - 3.6%
CVS Corp.	2,786,100	82,803
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	10,896,455	$ 490,667
Walgreen Co.	4,668,300	195,742
		769,212
Food Products - 1.1%
Archer-Daniels-Midland Co.	490,000	17,807
Bunge Ltd.	312,000	16,645
Global Bio-Chem Technology Group Co. Ltd.	35,330,000	18,455
Nestle SA sponsored ADR	1,641,700	125,508
Unilever NV (NY Shares)	781,600	56,267
		234,682
Household Products - 2.3%
Colgate-Palmolive Co.	4,982,400	294,559
Procter & Gamble Co.	3,296,805	191,907
		486,466
Personal Products - 1.1%
Avon Products, Inc.	7,428,000	242,227
Tobacco - 1.6%
Altria Group, Inc.	4,515,400	330,347
TOTAL CONSUMER STAPLES		2,390,451
ENERGY - 7.3%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	2,729,900	220,658
Diamond Offshore Drilling, Inc.	992,600	90,098
Halliburton Co.	4,034,400	315,288
National Oilwell Varco, Inc. (a)	94,973	6,550
Schlumberger Ltd. (NY Shares)	5,344,200	369,498
Transocean, Inc. (a)	1,392,100	112,858
Weatherford International Ltd. (a)	2,509,600	132,833
		1,247,783
Oil, Gas & Consumable Fuels - 1.5%
Amerada Hess Corp.	569,900	81,650
BG Group PLC sponsored ADR	94,900	6,373
BP PLC sponsored ADR	142,100	10,476
EOG Resources, Inc.	1,576,300	110,704
Pacific Ethanol, Inc. (a)(d)	400,000	12,936
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	235,000	$ 16,431
Valero Energy Corp.	1,242,200	80,420
		318,990
TOTAL ENERGY		1,566,773
FINANCIALS - 10.4%
Capital Markets - 2.2%
E*TRADE Securities Co. Ltd. (d)	6,000	10,959
Goldman Sachs Group, Inc.	108,000	17,311
Nomura Holdings, Inc. sponsored ADR	6,264,900	142,088
State Street Corp.	2,815,400	183,902
UBS AG (NY Shares)	939,400	109,769
		464,029
Commercial Banks - 0.7%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,581,100	150,040
Consumer Finance - 1.8%
American Express Co.	5,013,029	269,751
SLM Corp.	2,398,700	126,843
		396,594
Insurance - 4.8%
AFLAC, Inc.	1,956,900	93,031
AMBAC Financial Group, Inc.	1,224,800	100,875
American International Group, Inc.	9,705,455	633,281
Hartford Financial Services Group, Inc.	115,000	10,572
Prudential Financial, Inc.	1,441,300	112,609
The St. Paul Travelers Companies, Inc.	1,637,000	72,077
		1,022,445
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	3,655,400	184,963
TOTAL FINANCIALS		2,218,071
HEALTH CARE - 23.5%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (a)	282,300	4,347
Amgen, Inc. (a)	4,661,700	315,597
Arena Pharmaceuticals, Inc. (a)	187,500	2,655
Biogen Idec, Inc. (a)	1,473,950	66,107
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	664,500	$ 43,631
Genentech, Inc. (a)	3,674,000	292,855
Gilead Sciences, Inc. (a)	1,994,200	114,667
		839,859
Health Care Equipment & Supplies - 4.9%
Baxter International, Inc.	5,118,800	192,979
Becton, Dickinson & Co.	1,340,900	84,530
Boston Scientific Corp. (a)	3,178,800	73,875
C.R. Bard, Inc.	2,670,900	198,875
Cytyc Corp. (a)	1,452,500	37,547
Fisher Scientific International, Inc. (a)	1,132,700	79,912
Medtronic, Inc.	2,558,400	128,227
Millipore Corp. (a)	1,355,100	99,979
St. Jude Medical, Inc. (a)	2,207,700	87,160
Waters Corp. (a)	1,405,900	63,715
		1,046,799
Health Care Providers & Services - 5.2%
Acibadem Saglik Hizmetleri AS	1,500,000	18,261
Aetna, Inc.	4,475,500	172,307
Cardinal Health, Inc.	2,303,975	155,173
McKesson Corp.	372,600	18,105
Medco Health Solutions, Inc. (a)	1,844,300	98,172
Omnicare, Inc.	1,481,700	84,027
UnitedHealth Group, Inc.	8,104,200	403,103
WellPoint, Inc. (a)	2,337,600	165,970
		1,115,118
Pharmaceuticals - 9.4%
Allergan, Inc.	768,100	78,899
Barr Pharmaceuticals, Inc. (a)	1,341,300	81,216
Eli Lilly & Co.	627,800	33,223
Johnson & Johnson	13,382,704	784,360
Merck & Co., Inc.	2,597,200	89,396
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,095,100	31,783
Novartis AG sponsored ADR	4,688,800	269,653
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	9,622,400	$ 185,905
Wyeth	9,434,300	459,167
		2,013,602
TOTAL HEALTH CARE		5,015,378
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	5,625,700	239,092
Rockwell Collins, Inc.	1,628,300	93,139
United Technologies Corp.	2,800,500	175,899
		508,130
Air Freight & Logistics - 0.5%
FedEx Corp.	864,600	99,541
Construction & Engineering - 0.9%
Fluor Corp.	1,864,700	173,249
Jacobs Engineering Group, Inc. (a)	112,000	9,262
		182,511
Electrical Equipment - 0.1%
Roper Industries, Inc.	605,400	28,732
Industrial Conglomerates - 4.0%
3M Co.	105,400	9,004
General Electric Co.	24,550,200	849,190
		858,194
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	921,600	73,295
TOTAL INDUSTRIALS		1,750,403
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 5.2%
Alcatel SA sponsored ADR (a)	10,347,000	149,204
AudioCodes Ltd. (a)(e)	3,433,500	46,764
Avaya, Inc. (a)	1,500,000	18,000
Cisco Systems, Inc. (a)	12,101,100	253,518
CommScope, Inc. (a)	350,000	11,568
Corning, Inc. (a)	5,127,200	141,665
Harris Corp.	912,800	42,509
Lucent Technologies, Inc. (a)	11,800,000	32,922
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	7,092,800	$ 364,144
Sonus Networks, Inc. (a)	5,896,178	29,304
Tellabs, Inc. (a)	1,000,000	15,850
		1,105,448
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	5,157,600	363,043
Dell, Inc. (a)	4,448,000	116,538
EMC Corp. (a)	20,662,300	279,148
Hewlett-Packard Co.	4,875,900	158,320
Intermec, Inc. (a)	768,373	20,354
Rackable Systems, Inc.	551,600	28,347
		965,750
Electronic Equipment & Instruments - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,682,000	11,413
Jabil Circuit, Inc. (a)	2,994,900	116,771
National Instruments Corp.	1,005,658	31,849
		160,033
Internet Software & Services - 3.3%
aQuantive, Inc. (a)(d)	1,112,000	27,867
eBay, Inc. (a)	2,929,300	100,797
Google, Inc. Class A (sub. vtg.) (a)	753,600	314,960
Yahoo! Japan Corp.	32,000	18,659
Yahoo!, Inc. (a)	7,697,664	252,329
		714,612
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	1,312,600	73,191
Cognizant Technology Solutions Corp. Class A (a)	1,233,600	78,469
First Data Corp.	4,806,400	229,217
		380,877
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	200,000	7,938
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Analogic Technologies, Inc.	500,000	5,610
Altera Corp. (a)	2,865,300	62,578
Analog Devices, Inc.	3,179,300	120,559
Applied Materials, Inc.	8,852,400	158,901
Cree, Inc. (a)	704,700	21,014
Intel Corp.	3,730,040	74,526
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	1,794,200	$ 86,409
Linear Technology Corp.	235,000	8,343
Marvell Technology Group Ltd. (a)	1,496,600	85,441
Microchip Technology, Inc.	1,889,700	70,410
PMC-Sierra, Inc. (a)	2,732,100	33,960
Saifun Semiconductors Ltd.	549,900	18,818
Samsung Electronics Co. Ltd.	122,200	83,440
Silicon Laboratories, Inc. (a)	243,300	11,340
Teradyne, Inc. (a)	1,448,900	24,428
		865,777
Software - 4.6%
Citrix Systems, Inc. (a)	1,578,900	63,030
Cognos, Inc. (a)	400,000	14,905
Electronic Arts, Inc. (a)	175,000	9,940
Hyperion Solutions Corp. (a)	635,000	19,444
Microsoft Corp.	30,918,900	746,691
Oracle Corp. (a)	4,833,300	70,518
Symantec Corp. (a)	4,104,489	67,232
		991,760
TOTAL INFORMATION TECHNOLOGY		5,192,195
MATERIALS - 2.3%
Chemicals - 1.8%
Monsanto Co.	1,979,700	165,107
Potash Corp. of Saskatchewan	845,300	80,024
Praxair, Inc.	2,291,500	128,622
Tokuyama Corp.	701,600	11,577
		385,330
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	1,515,100	105,057
Oregon Steel Mills, Inc. (a)	300,000	14,859
		119,916
TOTAL MATERIALS		505,246
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	4,047,200	106,077
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond Communications, Inc.	500,000	$ 9,875
Verizon Communications, Inc.	2,269,300	74,955
		190,907
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	3,367,100	114,953
Sprint Nextel Corp.	4,742,494	117,614
		232,567
TOTAL TELECOMMUNICATION SERVICES		423,474
TOTAL COMMON STOCKS (Cost $18,145,582)		21,064,518
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	132,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,980)		0
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 4.8% (b)	128,085,565	128,086
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	35,551,871	35,552
TOTAL MONEY MARKET FUNDS (Cost $163,638)		163,638
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $18,311,200)		21,228,156
NET OTHER ASSETS - 0.7%		142,315
NET ASSETS - 100%		$ 21,370,471
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,980
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,194
Fidelity Securities Lending Cash Central Fund	1,175
Total	$ 7,369
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AudioCodes Ltd.	$ 16,894	$ 18,573	$ -	$ -	$ 46,764
Nastech Pharmaceutical Co., Inc.	20,455	11,022	-	-	31,783
TOTALS	$ 37,349	$ 29,595	$ -	$ -	$ 78,547
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $18,315,451,000. Net unrealized appreciation aggregated $2,912,705,000, of which $3,745,491,000 related to appreciated investment securities and $832,786,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2006

1.800334.102

BCV-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.2%
Ford Motor Co.	36,900	$ 256,455
Hyundai Motor Co.	2,720	239,080
		495,535
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (a)	5,000	273,200
Service Corp. International (SCI)	71,500	575,575
		848,775
Hotels, Restaurants & Leisure - 0.8%
Gaylord Entertainment Co. (a)	9,100	402,675
Las Vegas Sands Corp. (a)	2,400	155,544
McDonald's Corp.	44,300	1,531,451
Tim Hortons, Inc.	300	8,145
		2,097,815
Household Durables - 0.6%
Sony Corp. sponsored ADR	27,700	1,355,638
Whirlpool Corp.	3,700	332,075
		1,687,713
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	20,850	582,966
Expedia, Inc. (a)	8,850	165,053
		748,019
Leisure Equipment & Products - 1.0%
Eastman Kodak Co.	104,700	2,822,712
Leapfrog Enterprises, Inc. Class A (a)(d)	8,200	86,100
		2,908,812
Media - 2.9%
CBS Corp. Class B	11,320	288,320
Clear Channel Communications, Inc.	21,500	613,395
Clear Channel Outdoor Holding, Inc. Class A	10,500	247,800
Comcast Corp. Class A (a)	49,700	1,538,215
Lamar Advertising Co. Class A (a)	20,396	1,121,576
Live Nation, Inc. (a)	2,362	44,878
News Corp. Class A	48,632	834,525
Sun TV Ltd.	92	2,610
The Walt Disney Co.	65,400	1,828,584
Time Warner, Inc.	47,000	817,800
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. Class A (a)	14,100	$ 503,229
Viacom, Inc. Class B (non-vtg.) (a)	4,320	172,066
		8,012,998
Multiline Retail - 1.7%
99 Cents Only Stores (a)	33,400	398,462
Family Dollar Stores, Inc.	26,800	670,000
Federated Department Stores, Inc.	23,300	1,813,905
KarstadtQuelle AG (a)(d)	14,900	447,970
Kohl's Corp. (a)	10,300	575,152
Lotte Shopping Co. Ltd. GDR (a)(e)	16,700	348,802
Saks, Inc.	22,800	459,192
		4,713,483
Specialty Retail - 2.2%
Best Buy Co., Inc.	27,900	1,580,814
Casual Male Retail Group, Inc. (a)	14,400	135,648
Circuit City Stores, Inc.	9,900	284,625
Eddie Bauer Holdings, Inc. (a)	8,000	105,440
Gymboree Corp. (a)	25,000	752,000
Home Depot, Inc.	52,800	2,108,304
Maidenform Brands, Inc.	600	6,600
Office Depot, Inc. (a)	5,400	219,132
Pier 1 Imports, Inc.	11,900	143,633
Staples, Inc.	22,700	599,507
TJX Companies, Inc.	9,400	226,822
Urban Outfitters, Inc. (a)	500	11,600
		6,174,125
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	14,200	606,198
TOTAL CONSUMER DISCRETIONARY		28,293,473
CONSUMER STAPLES - 5.5%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	27,600	539,028
Diageo PLC sponsored ADR	4,900	324,625
The Coca-Cola Co.	22,800	956,688
		1,820,341
Food & Staples Retailing - 1.6%
Carrefour SA	3,600	208,838
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Corp.	23,300	$ 692,476
Kroger Co.	93,500	1,894,310
Safeway, Inc.	25,300	635,789
Sysco Corp.	6,000	179,340
Wal-Mart Stores, Inc.	16,900	761,007
		4,371,760
Food Products - 0.5%
ConAgra Foods, Inc.	12,100	274,428
McCormick & Co., Inc. (non-vtg.)	18,100	630,423
Nestle SA (Reg.)	1,446	440,982
		1,345,833
Household Products - 1.1%
Colgate-Palmolive Co.	50,400	2,979,648
Personal Products - 0.8%
Alberto-Culver Co.	3,600	161,892
Avon Products, Inc.	65,600	2,139,216
		2,301,108
Tobacco - 0.8%
Altria Group, Inc.	32,400	2,370,384
TOTAL CONSUMER STAPLES		15,189,074
ENERGY - 12.2%
Energy Equipment & Services - 5.2%
BJ Services Co.	30,500	1,160,525
Complete Production Services, Inc.	3,800	100,434
FMC Technologies, Inc. (a)	11,000	600,380
GlobalSantaFe Corp.	14,900	912,029
Halliburton Co.	47,500	3,712,125
National Oilwell Varco, Inc. (a)	49,357	3,404,152
Pride International, Inc. (a)	44,200	1,542,138
Schlumberger Ltd. (NY Shares)	25,400	1,756,156
Smith International, Inc.	28,600	1,207,778
		14,395,717
Oil, Gas & Consumable Fuels - 7.0%
Amerada Hess Corp.	5,900	845,293
Chevron Corp.	40,300	2,459,106
ConocoPhillips	11,000	735,900
CONSOL Energy, Inc.	8,200	698,312
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.	63,700	$ 822,367
EOG Resources, Inc.	14,700	1,032,381
Exxon Mobil Corp.	100,300	6,326,924
Hugoton Royalty Trust	1,150	31,798
International Coal Group, Inc. (a)	9,800	100,940
Massey Energy Co.	14,500	560,425
Occidental Petroleum Corp.	9,500	976,030
OMI Corp.	18,200	350,896
Overseas Shipholding Group, Inc.	5,000	244,150
Quicksilver Resources, Inc. (a)	39,850	1,651,384
Ultra Petroleum Corp. (a)	3,600	230,256
Valero Energy Corp.	23,800	1,540,812
XTO Energy, Inc.	19,300	817,355
		19,424,329
TOTAL ENERGY		33,820,046
FINANCIALS - 24.4%
Capital Markets - 4.5%
Bear Stearns Companies, Inc.	2,400	342,024
Charles Schwab Corp.	55,800	998,820
Investors Financial Services Corp.	10,700	512,102
Lehman Brothers Holdings, Inc.	5,300	801,095
Merrill Lynch & Co., Inc.	32,600	2,486,076
Morgan Stanley	37,200	2,391,960
Nomura Holdings, Inc.	45,000	1,020,600
Nuveen Investments, Inc. Class A	7,200	346,464
State Street Corp.	33,000	2,155,560
TradeStation Group, Inc. (a)	28,900	460,666
UBS AG (NY Shares)	7,400	864,690
		12,380,057
Commercial Banks - 3.7%
Bank of America Corp.	79,316	3,959,455
Kookmin Bank sponsored ADR	8,300	739,115
Mizuho Financial Group, Inc.	65	554,248
Standard Chartered PLC (United Kingdom)	10,700	284,126
UCBH Holdings, Inc.	29,300	518,317
Wachovia Corp.	55,856	3,342,982
Wells Fargo & Co.	12,200	838,018
		10,236,261
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.3%
Capital One Financial Corp.	9,700	$ 840,408
Diversified Financial Services - 3.8%
CBOT Holdings, Inc. Class A	100	10,595
Citigroup, Inc.	79,700	3,981,015
IntercontinentalExchange, Inc.	300	21,393
JPMorgan Chase & Co.	142,652	6,473,548
		10,486,551
Insurance - 8.8%
ACE Ltd.	57,380	3,186,885
American International Group, Inc.	161,500	10,537,872
Aspen Insurance Holdings Ltd.	16,600	404,210
Endurance Specialty Holdings Ltd.	6,100	188,856
Hartford Financial Services Group, Inc.	33,600	3,088,848
Hilb Rogal & Hobbs Co.	15,300	625,464
Montpelier Re Holdings Ltd.	5,200	83,980
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,600	368,442
Navigators Group, Inc. (a)	2,500	118,275
PartnerRe Ltd.	27,400	1,713,870
Platinum Underwriters Holdings Ltd.	19,900	548,643
Scottish Re Group Ltd.	10,700	248,561
Swiss Reinsurance Co. (Reg.)	4,532	330,683
Unitrin, Inc.	2,000	97,700
W.R. Berkley Corp.	49,350	1,846,677
XL Capital Ltd. Class A	13,200	869,748
		24,258,714
Real Estate - 0.8%
Annaly Mortgage Management, Inc. (d)	17,000	228,990
Apartment Investment & Management Co. Class A	5,910	264,118
Equity Lifestyle Properties, Inc.	6,000	263,940
Equity Residential (SBI)	17,700	794,199
General Growth Properties, Inc.	17,000	798,150
		2,349,397
Thrifts & Mortgage Finance - 2.5%
Doral Financial Corp.	39,100	309,281
Fannie Mae	66,340	3,356,804
Freddie Mac	33,600	2,051,616
Golden West Financial Corp., Delaware	6,220	447,031
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	47,500	$ 636,975
W Holding Co., Inc.	6,732	50,423
		6,852,130
TOTAL FINANCIALS		67,403,518
HEALTH CARE - 10.9%
Biotechnology - 1.8%
Alkermes, Inc. (a)	5,400	115,938
Alnylam Pharmaceuticals, Inc. (a)	39,300	605,220
Biogen Idec, Inc. (a)	10,900	488,865
BioMarin Pharmaceutical, Inc. (a)	19,000	233,700
Cephalon, Inc. (a)	40,200	2,639,532
Illumina, Inc. (a)	15,900	502,917
ImClone Systems, Inc. (a)	7,500	270,750
ONYX Pharmaceuticals, Inc. (a)	4,600	107,410
Theravance, Inc. (a)	2,100	58,926
		5,023,258
Health Care Equipment & Supplies - 3.6%
Aspect Medical Systems, Inc. (a)	4,000	113,840
Baxter International, Inc.	77,440	2,919,488
Boston Scientific Corp. (a)	30,300	704,172
C.R. Bard, Inc.	5,700	424,422
Cooper Companies, Inc.	3,100	169,942
Dionex Corp. (a)	5,900	354,708
Hologic, Inc. (a)	2,900	138,243
Inverness Medical Innovations, Inc. (a)	16,400	426,400
Medtronic, Inc.	7,700	385,924
PerkinElmer, Inc.	18,500	396,640
Thermo Electron Corp. (a)	41,900	1,614,826
Varian, Inc. (a)	13,500	584,145
Waters Corp. (a)	39,300	1,781,076
		10,013,826
Health Care Providers & Services - 0.6%
Chemed Corp.	5,500	299,695
Emdeon Corp. (a)	32,800	374,248
Healthspring, Inc.	500	8,500
IMS Health, Inc.	3,600	97,848
UnitedHealth Group, Inc.	11,100	552,114
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Visicu, Inc.	300	$ 7,140
WebMD Health Corp. Class A (d)	7,000	304,640
		1,644,185
Pharmaceuticals - 4.9%
Allergan, Inc.	2,900	297,888
Bristol-Myers Squibb Co.	27,800	705,564
Johnson & Johnson	10,500	615,405
Merck & Co., Inc.	79,100	2,722,622
Pfizer, Inc.	195,300	4,946,949
Schering-Plough Corp.	57,210	1,105,297
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,600	672,300
Wyeth	46,800	2,277,756
		13,343,781
TOTAL HEALTH CARE		30,025,050
INDUSTRIALS - 15.7%
Aerospace & Defense - 5.5%
EADS NV	6,500	256,519
General Dynamics Corp.	13,000	853,060
Goodrich Corp.	17,700	787,650
Hexcel Corp. (a)	68,800	1,519,792
Honeywell International, Inc.	244,360	10,385,300
Raytheon Co.	14,700	650,769
Rockwell Collins, Inc.	6,500	371,800
United Technologies Corp.	6,800	427,108
		15,251,998
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	13,550	633,056
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	9,200	254,275
AirTran Holdings, Inc. (a)	26,000	363,480
JetBlue Airways Corp. (a)	21,950	225,207
Southwest Airlines Co.	31,800	515,796
UAL Corp. (a)	10,105	363,881
US Airways Group, Inc. (a)	4,800	207,648
		1,930,287
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
Goodman Global, Inc.	2,600	$ 51,480
Masco Corp.	64,400	2,054,360
		2,105,840
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc. (a)	42,300	598,968
Cendant Corp.	48,500	845,355
Cintas Corp.	16,300	684,274
Robert Half International, Inc.	26,330	1,112,969
The Brink's Co.	13,600	690,880
		3,932,446
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	7,900	189,363
Fluor Corp.	15,500	1,440,105
Jacobs Engineering Group, Inc. (a)	9,100	752,570
		2,382,038
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	28,100	399,582
Cooper Industries Ltd. Class A	3,400	310,930
Rockwell Automation, Inc.	10,900	789,814
		1,500,326
Industrial Conglomerates - 4.2%
General Electric Co.	273,950	9,475,931
Smiths Group PLC	31,400	583,824
Tyco International Ltd.	62,740	1,653,199
		11,712,954
Machinery - 0.8%
Atlas Copco AB (A Shares)	4,800	141,877
Deere & Co.	17,700	1,553,706
Flowserve Corp. (a)	6,800	391,136
Watts Water Technologies, Inc. Class A	6,800	232,628
		2,319,347
Road & Rail - 0.2%
Norfolk Southern Corp.	7,900	426,600
Old Dominion Freight Lines, Inc. (a)	4,500	144,900
		571,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Interline Brands, Inc. (a)	18,200	$ 487,760
WESCO International, Inc. (a)	4,200	315,000
		802,760
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	7,900	262,912
TOTAL INDUSTRIALS		43,405,464
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Alcatel SA sponsored ADR (a)	38,400	553,728
Comverse Technology, Inc. (a)	14,100	319,365
Dycom Industries, Inc. (a)	20,100	440,391
Extreme Networks, Inc. (a)	50,200	227,908
Lucent Technologies, Inc. (a)	138,700	386,973
MasTec, Inc. (a)	27,300	336,609
Nokia Corp. sponsored ADR	44,500	1,008,370
Nortel Networks Corp. (a)	212,800	565,947
		3,839,291
Computers & Peripherals - 2.1%
Diebold, Inc.	3,700	157,435
EMC Corp. (a)	26,800	362,068
Hewlett-Packard Co.	121,700	3,951,599
Seagate Technology	49,200	1,306,752
		5,777,854
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	42,100	1,617,482
Amphenol Corp. Class A	4,700	271,660
Molex, Inc.	12,100	449,152
Symbol Technologies, Inc.	79,800	849,870
Vishay Intertechnology, Inc. (a)	47,500	741,950
		3,930,114
Internet Software & Services - 0.4%
eBay, Inc. (a)	6,500	223,665
Google, Inc. Class A (sub. vtg.) (a)	2,200	919,468
		1,143,133
IT Services - 0.6%
First Data Corp.	20,700	987,183
Infosys Technologies Ltd. sponsored ADR	2,400	188,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	9,400	$ 379,666
Satyam Computer Services Ltd. sponsored ADR	2,900	104,342
		1,659,951
Office Electronics - 0.4%
Xerox Corp. (a)	36,000	505,440
Zebra Technologies Corp. Class A (a)	13,000	515,970
		1,021,410
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp. (a)	10,100	220,584
Applied Materials, Inc.	16,900	303,355
Freescale Semiconductor, Inc. Class A (a)	20,200	638,724
Intel Corp.	14,300	285,714
Marvell Technology Group Ltd. (a)	9,400	536,646
Micron Technology, Inc. (a)	24,500	415,765
PMC-Sierra, Inc. (a)	16,300	202,609
Samsung Electronics Co. Ltd.	690	471,145
Teradyne, Inc. (a)	21,400	360,804
Xilinx, Inc.	9,600	265,632
		3,700,978
Software - 1.6%
BEA Systems, Inc. (a)	38,459	509,582
Cognos, Inc. (a)	14,400	536,592
Electronic Arts, Inc. (a)	7,200	408,960
Macrovision Corp. (a)	13,800	316,020
Microsoft Corp.	19,460	469,959
NAVTEQ Corp. (a)	20,100	834,552
Oracle Corp. (a)	13,600	198,424
Symantec Corp. (a)	47,600	779,688
Ubisoft Entertainment SA (a)	1,800	89,204
Ulticom, Inc. (a)	17,800	178,534
		4,321,515
TOTAL INFORMATION TECHNOLOGY		25,394,246
MATERIALS - 6.3%
Chemicals - 3.0%
Ashland, Inc.	3,700	243,534
Chemtura Corp.	34,500	420,900
Cytec Industries, Inc.	11,500	695,405
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	51,800	$ 2,284,380
Ecolab, Inc.	20,200	763,560
Georgia Gulf Corp.	10,300	305,498
Lyondell Chemical Co.	31,918	769,224
NOVA Chemicals Corp.	14,800	438,970
Praxair, Inc.	22,500	1,262,925
Rohm & Haas Co.	19,400	981,640
		8,166,036
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4,000	424,640
Containers & Packaging - 0.8%
Ball Corp.	5,500	219,890
Owens-Illinois, Inc. (a)	33,700	616,036
Packaging Corp. of America	31,300	703,624
Smurfit-Stone Container Corp. (a)	55,969	724,799
		2,264,349
Metals & Mining - 2.3%
Alcoa, Inc.	62,300	2,104,494
Allegheny Technologies, Inc.	6,020	417,427
Freeport-McMoRan Copper & Gold, Inc. Class B	7,000	452,060
Mittal Steel Co. NV Class A (NY Shares)	18,000	674,820
Newmont Mining Corp.	34,500	2,013,420
Oregon Steel Mills, Inc. (a)	16,700	827,151
		6,489,372
TOTAL MATERIALS		17,344,397
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	138,900	3,640,569
Covad Communications Group, Inc. (a)	122,712	308,007
TELUS Corp.	9,700	406,480
Verizon Communications, Inc.	36,100	1,192,383
		5,547,439
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	44,300	1,512,402
Dobson Communications Corp. Class A (a)	18,100	162,900
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	6,000	$ 275,700
Sprint Nextel Corp.	84,039	2,084,167
		4,035,169
TOTAL TELECOMMUNICATION SERVICES		9,582,608
UTILITIES - 0.8%
Electric Utilities - 0.1%
PPL Corp.	11,400	331,056
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	19,400	329,218
Mirant Corp. (a)	19,800	486,288
		815,506
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	35,100	467,532
PG&E Corp.	12,300	490,032
		957,564
TOTAL UTILITIES		2,104,126
TOTAL COMMON STOCKS (Cost $231,899,590)		272,562,002
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 4.8% (b)	4,196,406	4,196,406
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	903,775	903,775
TOTAL MONEY MARKET FUNDS (Cost $5,100,181)		5,100,181
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $236,999,771)		277,662,183
NET OTHER ASSETS - (0.5)%		(1,485,624)
NET ASSETS - 100%		$ 276,176,559
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $348,802 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,053
Fidelity Securities Lending Cash Central Fund	17,227
Total	$ 150,280
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $237,853,431. Net unrealized appreciation aggregated $39,808,752, of which $43,720,372 related to appreciated investment securities and $3,911,620 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2006

1.800335.102

DGF-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 0.2%
Harley-Davidson, Inc.	517,200	$ 26,294
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	728,700	34,118
McDonald's Corp.	634,100	21,921
Royal Caribbean Cruises Ltd.	376,500	15,734
		71,773
Media - 5.7%
Clear Channel Communications, Inc.	21,945,942	626,118
Clear Channel Outdoor Holding, Inc. Class A (e)	2,095,900	49,463
E.W. Scripps Co. Class A	446,900	20,593
Live Nation, Inc. (a)	351,718	6,683
News Corp. Class A	6,256,600	107,363
Omnicom Group, Inc.	1,275,900	114,844
		925,064
Specialty Retail - 6.0%
Home Depot, Inc.	23,271,100	929,215
TJX Companies, Inc.	2,362,400	57,005
		986,220
TOTAL CONSUMER DISCRETIONARY		2,009,351
CONSUMER STAPLES - 9.7%
Food & Staples Retailing - 7.0%
CVS Corp.	13,033,400	387,353
Safeway, Inc.	989,900	24,876
Wal-Mart Stores, Inc.	16,071,844	723,715
		1,135,944
Household Products - 0.3%
Colgate-Palmolive Co.	864,100	51,086
Personal Products - 0.9%
Alberto-Culver Co.	2,165,845	97,398
Avon Products, Inc.	1,612,700	52,590
		149,988
Tobacco - 1.5%
Altria Group, Inc.	3,347,500	244,903
TOTAL CONSUMER STAPLES		1,581,921
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 4.9%
Energy Equipment & Services - 3.5%
Diamond Offshore Drilling, Inc.	2,468,800	$ 224,093
ENSCO International, Inc.	2,240,694	119,855
GlobalSantaFe Corp.	3,244,379	198,588
Transocean, Inc. (a)	301,600	24,451
		566,987
Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.	1,197,800	37,946
ConocoPhillips	855,800	57,253
Exxon Mobil Corp.	521,000	32,865
Houston Exploration Co. (a)	411,500	23,011
Hugoton Royalty Trust	28,548	789
Quicksilver Resources, Inc. (a)	882,600	36,575
Ultra Petroleum Corp. (a)	350,300	22,405
XTO Energy, Inc.	479,000	20,286
		231,130
TOTAL ENERGY		798,117
FINANCIALS - 21.4%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	718,000	115,088
Merrill Lynch & Co., Inc.	2,614,000	199,344
Morgan Stanley	292,200	18,788
Nuveen Investments, Inc. Class A	376,600	18,122
		351,342
Commercial Banks - 5.2%
Bank of America Corp.	12,678,803	632,926
Synovus Financial Corp.	939,700	26,312
Wachovia Corp.	2,942,053	176,082
Wells Fargo & Co.	87,100	5,983
		841,303
Consumer Finance - 0.1%
Capital One Financial Corp. (d)	284,600	24,658
Diversified Financial Services - 1.2%
Citigroup, Inc.	3,942,039	196,905
Insurance - 12.0%
ACE Ltd.	2,536,500	140,877
AFLAC, Inc.	89,100	4,236
AMBAC Financial Group, Inc.	1,401,200	115,403
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	15,167,600	$ 989,686
Hartford Financial Services Group, Inc.	3,846,620	353,620
MBIA, Inc.	1,422,900	84,848
MetLife, Inc.	2,190,000	114,099
Swiss Reinsurance Co. (Reg.) (d)	587,929	42,899
The Chubb Corp.	2,123,000	109,419
Transatlantic Holdings, Inc.	195,500	11,231
		1,966,318
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	2,340,734	118,441
TOTAL FINANCIALS		3,498,967
HEALTH CARE - 20.3%
Biotechnology - 1.0%
Amgen, Inc. (a)	1,189,124	80,504
Biogen Idec, Inc. (a)	1,926,715	86,413
		166,917
Health Care Providers & Services - 7.5%
Cardinal Health, Inc.	18,126,470	1,220,816
UnitedHealth Group, Inc.	39,200	1,950
		1,222,766
Pharmaceuticals - 11.8%
Johnson & Johnson	11,933,600	699,428
Pfizer, Inc.	14,657,500	371,274
Wyeth (d)	17,408,560	847,275
		1,917,977
TOTAL HEALTH CARE		3,307,660
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	1,662,700	70,665
Lockheed Martin Corp.	818,800	62,147
		132,812
Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	110,700	6,919
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 5.7%
3M Co.	2,205,900	$ 188,450
General Electric Co.	20,123,080	696,057
Tyco International Ltd.	1,764,400	46,492
		930,999
Machinery - 0.9%
Ingersoll-Rand Co. Ltd. Class A	3,263,200	142,765
Marine - 0.0%
Alexander & Baldwin, Inc.	74,616	3,721
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	139,800	11,118
TOTAL INDUSTRIALS		1,228,334
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	17,281,900	362,056
Comverse Technology, Inc. (a)	438,131	9,924
Motorola, Inc.	448,700	9,580
Nokia Corp. sponsored ADR	2,570,900	58,257
		439,817
Computers & Peripherals - 2.2%
Dell, Inc. (a)	3,891,500	101,957
EMC Corp. (a)	3,302,200	44,613
International Business Machines Corp.	2,541,200	209,242
		355,812
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. (a)	2,426,800	27,568
Jabil Circuit, Inc. (a)	329,300	12,839
		40,407
IT Services - 0.4%
First Data Corp.	1,205,400	57,486
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	537,300	20,374
Applied Materials, Inc.	5,978,400	107,312
Intel Corp.	4,931,500	98,531
KLA-Tencor Corp.	665,500	32,050
Lam Research Corp. (a)	1,034,000	50,542
Linear Technology Corp.	215,400	7,647
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	722,700	$ 17,851
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,277,925	23,873
Xilinx, Inc.	145,500	4,026
		362,206
Software - 5.6%
BEA Systems, Inc. (a)	3,684,800	48,824
Microsoft Corp.	21,454,987	518,138
Oracle Corp. (a)	9,504,800	138,675
Symantec Corp. (a)	12,600,937	206,403
		912,040
TOTAL INFORMATION TECHNOLOGY		2,167,768
MATERIALS - 0.2%
Chemicals - 0.2%
Praxair, Inc.	497,200	27,908
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 7.0%
AT&T, Inc.	29,823,591	781,676
BellSouth Corp.	3,788,300	127,969
Qwest Communications International, Inc. (a)	19,487,900	130,764
Verizon Communications, Inc.	3,116,750	102,946
		1,143,355
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp.	239,786	5,947
TOTAL TELECOMMUNICATION SERVICES		1,149,302
TOTAL COMMON STOCKS (Cost $13,560,538)		15,769,328
Convertible Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 49,860	$ 65,735
TOTAL CONVERTIBLE BONDS (Cost $49,860)		65,735
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	276,204,984	276,205
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	58,815,800	58,816
TOTAL MONEY MARKET FUNDS (Cost $335,021)		335,021
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $13,945,419)		16,170,084
NET OTHER ASSETS - 0.9%		146,030
NET ASSETS - 100%		$ 16,316,114
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,883
Fidelity Securities Lending Cash Central Fund	197
Total	$ 10,080
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Clear Channel Outdoor Holding, Inc. Class A	$ -	$ 41,303	$ 3,042	$ -	$ 49,463
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $14,016,706,000. Net unrealized appreciation aggregated $2,153,378,000, of which $2,928,438,000 related to appreciated investment securities and $775,060,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

April 30, 2006

1.800339.102

GAI-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (a)(d)(e)	9,096,748	$ 497,046
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	6,426,500	300,889
Media - 2.3%
Clear Channel Communications, Inc.	12,524,100	357,313
Clear Channel Outdoor Holding, Inc. Class A (e)	2,441,500	57,619
Lamar Advertising Co. Class A (a)	1,758,296	96,689
McGraw-Hill Companies, Inc.	3,837,500	213,595
		725,216
Multiline Retail - 1.0%
Target Corp.	5,529,900	293,638
Specialty Retail - 7.3%
Best Buy Co., Inc.	8,978,163	508,703
Home Depot, Inc.	32,682,210	1,305,001
Staples, Inc.	17,705,908	467,613
		2,281,317
TOTAL CONSUMER DISCRETIONARY		4,098,106
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 4.7%
CVS Corp.	10,250,600	304,648
Wal-Mart Stores, Inc.	25,748,500	1,159,455
		1,464,103
Food Products - 0.7%
Nestle SA (Reg.)	756,715	230,773
TOTAL CONSUMER STAPLES		1,694,876
ENERGY - 13.5%
Energy Equipment & Services - 5.3%
BJ Services Co.	2,293,016	87,249
Halliburton Co.	5,070,760	396,280
National Oilwell Varco, Inc. (a)	2,157,300	148,789
Noble Corp.	2,389,000	188,588
Pride International, Inc. (a)	3,100,450	108,175
Schlumberger Ltd. (NY Shares)	7,476,000	516,891
Weatherford International Ltd. (a)	4,021,000	212,832
		1,658,804
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.2%
Amerada Hess Corp.	1,025,400	$ 146,909
Apache Corp.	4,066,970	288,918
ConocoPhillips	9,574,800	640,554
Hugoton Royalty Trust	115,329	3,189
Occidental Petroleum Corp.	3,875,420	398,161
Plains Exploration & Production Co. (a)	2,788,600	102,816
Total SA sponsored ADR	2,525,100	348,514
Valero Energy Corp.	7,107,400	460,133
XTO Energy, Inc.	3,780,700	160,113
		2,549,307
TOTAL ENERGY		4,208,111
FINANCIALS - 24.4%
Capital Markets - 1.1%
Goldman Sachs Group, Inc.	1,149,284	184,219
UBS AG (NY Shares)	1,372,200	160,342
		344,561
Commercial Banks - 8.2%
Bank of America Corp.	32,412,159	1,618,015
HSBC Holdings PLC sponsored ADR	1,069,800	92,730
Standard Chartered PLC (United Kingdom)	8,803,300	233,761
Wachovia Corp.	10,277,613	615,115
		2,559,621
Diversified Financial Services - 1.9%
African Bank Investments Ltd.	8,916,089	49,826
JPMorgan Chase & Co.	11,810,892	535,978
		585,804
Insurance - 12.5%
ACE Ltd.	3,345,028	185,783
AMBAC Financial Group, Inc.	4,014,818	330,660
American International Group, Inc.	31,556,970	2,059,092
Berkshire Hathaway, Inc. Class A (a)	2,446	217,694
Hartford Financial Services Group, Inc.	3,500,380	321,790
Markel Corp. (a)	238,500	83,296
Max Re Capital Ltd.	2,378,443	58,272
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	447,814	63,459
RenaissanceRe Holdings Ltd.	3,332,900	140,148
W.R. Berkley Corp.	2,450,450	91,696
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	145,900	$ 76,087
XL Capital Ltd. Class A	4,080,593	268,870
		3,896,847
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	2,762,600	198,548
TOTAL FINANCIALS		7,585,381
HEALTH CARE - 13.0%
Biotechnology - 0.9%
Cephalon, Inc. (a)(d)	1,879,615	123,416
Illumina, Inc. (a)(e)	2,837,920	89,763
Vertex Pharmaceuticals, Inc. (a)	1,934,367	70,353
		283,532
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	2,530,320	188,408
Waters Corp. (a)	2,869,500	130,046
		318,454
Health Care Providers & Services - 3.4%
Aetna, Inc.	3,566,000	137,291
UnitedHealth Group, Inc.	18,341,062	912,284
		1,049,575
Pharmaceuticals - 7.7%
Allergan, Inc.	2,883,520	296,195
Elan Corp. PLC sponsored ADR (a)(d)	8,133,600	119,645
Johnson & Johnson	23,953,900	1,403,938
Novartis AG sponsored ADR	3,544,350	203,836
Roche Holding AG (participation certificate)	1,240,901	190,792
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,611,100	186,750
		2,401,156
TOTAL HEALTH CARE		4,052,717
INDUSTRIALS - 13.4%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	16,580,738	704,681
United Technologies Corp.	4,535,668	284,885
		989,566
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
Robert Half International, Inc.	8,309,627	$ 351,248
Industrial Conglomerates - 7.5%
General Electric Co.	63,980,800	2,213,093
Smiths Group PLC	6,864,510	127,633
		2,340,726
Machinery - 1.5%
Deere & Co.	2,878,600	252,684
ITT Industries, Inc.	3,890,200	218,746
		471,430
TOTAL INDUSTRIALS		4,152,970
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.8%
Research In Motion Ltd. (a)	3,260,500	249,807
Computers & Peripherals - 2.8%
Dell, Inc. (a)	26,307,449	689,255
NCR Corp. (a)	4,399,100	173,325
		862,580
Electronic Equipment & Instruments - 0.5%
CDW Corp.	2,576,140	153,332
Internet Software & Services - 5.4%
eBay, Inc. (a)	16,969,396	583,917
Google, Inc. Class A (sub. vtg.) (a)	2,167,010	905,680
Yahoo!, Inc. (a)	5,512,070	180,686
		1,670,283
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	2,331,800	130,021
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)	3,419,913	135,736
Semiconductors & Semiconductor Equipment - 1.1%
ARM Holdings PLC	63,288,426	156,974
Linear Technology Corp.	5,088,600	180,645
		337,619
Software - 2.4%
Cognos, Inc. (a)	3,890,200	144,962
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	20,504,400	$ 299,159
Symantec Corp. (a)	18,122,900	296,853
		740,974
TOTAL INFORMATION TECHNOLOGY		4,280,352
MATERIALS - 1.3%
Chemicals - 0.7%
Praxair, Inc.	3,573,700	200,592
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	5,212,400	195,413
TOTAL MATERIALS		396,005
TOTAL COMMON STOCKS (Cost $25,554,377)		30,468,518
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.4%
Insurance - 0.4%
XL Capital Ltd. 6.50%	5,277,700	115,793
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,836)		115,793
Money Market Funds - 1.3%
Fidelity Cash Central Fund, 4.8% (b)	229,992,433	229,992
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	182,229,700	182,230
TOTAL MONEY MARKET FUNDS (Cost $412,222)		412,222
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $26,087,435)		30,996,533
NET OTHER ASSETS - 0.3%		94,168
NET ASSETS - 100%		$ 31,090,701
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,637
Fidelity Securities Lending Cash Central Fund	2,694
Total	$ 17,331
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apollo Group, Inc. Class A	$ 140,628	$ 627,272	$ 152,553	$ -	$ 497,046
Clear Channel Outdoor Holding, Inc. Class A	-	44,865	-	-	57,619
Equity Lifestyle Properties, Inc.	64,607	-	60,094	32	-
Illumina, Inc.	-	60,947	-	-	89,763
SLM Corp.	1,373,570	24,501	1,438,843	5,933	-
Total	$ 1,578,805	$ 757,585	$ 1,651,490	$ 5,965	$ 644,428
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $26,100,443,000. Net unrealized appreciation aggregated $4,896,090,000, of which $5,436,206,000 related to appreciated investment securities and $540,116,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2006

1.815812.101

IRE-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Australia - 16.6%
Abacus Property Group unit	1,714,700	$ 1,947,345
Aspen Group Ltd.	1,890,000	2,053,106
AV Jennings Homes Ltd.	1,587,718	1,567,943
Centro Properties Group unit	833,500	4,115,594
Charter Hall Group unit	16,646,193	14,668,525
Commonwealth Property Office Fund	6,062,700	6,148,383
Investa Property Group unit	1,576,393	2,598,590
JF US Industrial Trust	1,880,000	1,499,549
Macquarie Goodman Group unit	5,302,174	20,743,152
Macquarie Leisure Trust Group unit	847,405	1,841,071
Mirvac Group unit	1,380,500	4,435,988
Stockland unit	1,958,500	10,235,889
Valad Property Group unit	111,337	112,488
TOTAL AUSTRALIA		71,967,623
Austria - 0.7%
Conwert Immobilien Invest AG (a)	105,400	2,029,243
IMMOFINANZ Immobilien Anlagen AG (a)	112,300	1,229,811
TOTAL AUSTRIA		3,259,054
Brazil - 0.2%
Rossi Residencial SA	62,300	662,702
Finland - 1.0%
Citycon Oyj	784,000	3,669,686
Citycon Oyj New	152,400	713,342
TOTAL FINLAND		4,383,028
France - 3.6%
Gecina SA	25,000	3,283,444
Societe de la Tour Eiffel	18,600	2,112,002
Unibail (Reg.) (d)	59,600	10,384,338
TOTAL FRANCE		15,779,784
Germany - 0.0%
Patrizia Immobilien AG	5,700	154,184
Greece - 0.9%
Babis Vovos International Technical SA	157,060	3,784,756
Hong Kong - 11.5%
Far East Consortium International Ltd.	1,742,000	775,141
Hang Lung Properties Ltd.	909,000	1,828,950
Hong Kong Land Holdings Ltd.	2,694,000	10,560,480
Hopson Development Holdings Ltd.	414,000	942,450
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Kerry Properties Ltd.	5,063,000	$ 17,925,187
Lai Fung Holdings Ltd. (a)	15,316,000	691,396
Link (REIT)	2,197,500	4,846,614
New World Development Co. Ltd.	1,497,000	2,683,799
Sino Land Co.	3,506,000	5,833,310
Sun Hung Kai Properties Ltd.	158,000	1,805,528
Wharf Holdings Ltd.	529,000	2,121,922
TOTAL HONG KONG		50,014,777
Italy - 3.2%
Beni Stabili Spa	1,589,900	1,847,231
Pirelli & C. Real Estate Spa	110,300	8,094,937
Risanamento Spa	569,100	4,109,861
TOTAL ITALY		14,052,029
Japan - 22.5%
Diamond City Co. Ltd.	92,100	4,375,508
Japan Logistics Fund, Inc.	242	1,870,121
Mitsubishi Estate Co. Ltd.	1,067,000	23,331,109
Mitsui Fudosan Co. Ltd.	1,618,000	36,231,832
Nippon Residential Investment Corp. (d)	107	609,818
NTT Urban Development Co.	726	5,961,010
Sumitomo Realty & Development Co. Ltd.	848,700	22,507,786
Tokyo Tatemono Co. Ltd.	212,000	2,448,123
TOTAL JAPAN		97,335,307
Luxembourg - 0.6%
Orco Property Group	18,700	2,399,393
Netherlands - 3.0%
Rodamco Europe NV	82,900	8,921,594
Wereldhave NV	37,700	3,933,560
TOTAL NETHERLANDS		12,855,154
Singapore - 2.4%
Ascendas Real Estate Investment Trust (A-REIT)	1,402,900	2,023,350
CapitaLand Ltd.	2,653,000	8,223,234
K-REIT Asia (a)	53,800	50,708
The Ascott Group Ltd.	5,800	4,036
TOTAL SINGAPORE		10,301,328
Common Stocks - continued
	Shares	Value
Spain - 0.7%
Cintra Concesiones de Infrastructuras de Transporte SA	152,000	$ 2,061,536
Renta Corp. Real Estate SA	31,500	1,096,879
TOTAL SPAIN		3,158,415
Switzerland - 0.2%
Zueblin Immobilien Holding AG	109,300	1,035,455
Thailand - 1.9%
Ticon Industrial Connection PCL (For. Reg.)	16,466,600	8,117,029
United Kingdom - 19.5%
British Land Co. PLC	573,800	13,143,635
Brixton PLC	139,700	1,240,768
Capital & Regional PLC	758,700	15,303,491
Derwent Valley Holdings PLC	276,700	7,952,994
Development Securities PLC	210,400	2,240,907
Great Portland Estates PLC	110,200	913,442
Hammerson PLC	484,000	10,274,570
Helical Bar PLC	659,800	4,572,579
Land Securities Group PLC	428,500	14,488,581
Mapeley UK Co. Ltd.	11,300	661,941
Slough Estates PLC	624,400	6,969,147
Unite Group PLC	891,900	6,571,474
TOTAL UNITED KINGDOM		84,333,529
United States of America - 0.9%
Vornado Realty Trust	40,600	3,882,984
TOTAL COMMON STOCKS (Cost $331,948,999)		387,476,531
Investment Companies - 1.0%

Australia - 1.0%
Tishman Speyer Office Fund (Cost $4,135,254)	2,441,700	4,247,578
Money Market Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 4.8% (b)	37,439,272	$ 37,439,272
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	8,250,153	8,250,153
TOTAL MONEY MARKET FUNDS (Cost $45,689,425)		45,689,425
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $381,773,678)		437,413,534
NET OTHER ASSETS - (0.9)%		(4,085,758)
NET ASSETS - 100%		$ 433,327,776
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 439,594
Fidelity Securities Lending Cash Central Fund	30,704
Total	$ 470,298
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $382,372,559. Net unrealized appreciation aggregated $55,040,975, of which $57,401,300 related to appreciated investment securities and $2,360,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund

April 30, 2006

1.800341.102

LSF-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.5%
Tenneco, Inc. (a)	258,500	$ 6,217
TRW Automotive Holdings Corp. (a)	618,100	13,709
		19,926
Diversified Consumer Services - 2.9%
Carriage Services, Inc. Class A (a)	266,200	1,248
Service Corp. International (SCI) (f)	15,675,300	126,186
		127,434
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	1,152,360	20,627
Centerplate, Inc. unit	363,005	4,748
Friendly Ice Cream Corp. (a)(f)	423,400	3,451
Pinnacle Entertainment, Inc. (a)	1,164,000	31,777
Six Flags, Inc. (a)(e)	3,295,400	30,351
Sunterra Corp. (a)	242,900	3,238
		94,192
Household Durables - 0.3%
Jarden Corp. (a)	447,900	15,229
Media - 1.7%
Cablevision Systems Corp. - NY Group Class A	242,900	4,924
Charter Communications, Inc. Class A (a)	13,115,971	15,477
Gray Television, Inc.	622,300	4,723
Liberty Global, Inc.:
Class A	33,815	700
Class C (a)	33,815	675
Nexstar Broadcasting Group, Inc. Class A (a)	510,500	2,935
NTL, Inc. (a)	781,380	21,472
The DIRECTV Group, Inc. (a)	619,645	10,584
The Reader's Digest Association, Inc. (non-vtg.)	752,900	10,375
Triple Crown Media, Inc. (a)	62,230	334
		72,199
Specialty Retail - 0.3%
Gamestop Corp. Class A (a)	293,400	13,848
TOTAL CONSUMER DISCRETIONARY		342,828
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.1%
Albertsons, Inc.	1,379,300	34,938
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	22,606
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	439,300	$ 8,900
Pathmark Stores, Inc. (a)	1,297,047	13,424
Safeway, Inc.	445,700	11,200
		91,068
Food Products - 1.0%
Corn Products International, Inc.	718,200	20,110
Kellogg Co.	84,900	3,932
Smithfield Foods, Inc. (a)	711,700	19,145
		43,187
Personal Products - 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	1,919,158	6,237
TOTAL CONSUMER STAPLES		140,492
ENERGY - 32.9%
Energy Equipment & Services - 6.8%
Grant Prideco, Inc. (a)	506,300	25,923
Grey Wolf, Inc. (a)	8,326,600	64,947
Hanover Compressor Co. (a)(e)	451,500	9,102
Hercules Offshore, Inc.	33,400	1,366
Nabors Industries Ltd. (a)	808,800	30,193
Noble Corp.	137,000	10,815
Petroleum Geo-Services ASA sponsored ADR (a)(e)	748,259	42,007
Pride International, Inc. (a)	646,100	22,542
Rowan Companies, Inc.	321,100	14,234
Universal Compression Holdings, Inc. (a)	1,295,500	72,418
		293,547
Oil, Gas & Consumable Fuels - 26.1%
Alpha Natural Resources, Inc. (a)	1,225,297	30,767
Chesapeake Energy Corp.	2,434,100	77,112
Comstock Resources, Inc. (a)	311,800	9,691
ConocoPhillips	201,631	13,489
El Paso Corp.	2,647,700	34,182
Forest Oil Corp. (a)(f)	3,610,100	132,021
Frontier Oil Corp.	966,800	58,520
Frontline Ltd. (e)	185,300	5,999
Frontline Ltd. (NY Shares)	1,036,800	33,343
General Maritime Corp. (f)	3,249,200	107,938
Houston Exploration Co. (a)	89,200	4,988
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KCS Energy, Inc. (a)	598,800	$ 17,575
Mariner Energy, Inc. (a)	2,921,653	56,826
Massey Energy Co.	586,700	22,676
Nexen, Inc.	831,600	48,594
OMI Corp. (f)	5,100,900	98,345
Overseas Shipholding Group, Inc.	759,200	37,072
Petrohawk Energy Corp. (a)(e)	1,556,042	19,575
Pogo Producing Co.	404,600	20,105
Range Resources Corp.	3,489,300	92,571
Ship Finance International Ltd.:
(Norway)	27,795	483
(NY Shares)	501,502	8,541
Teekay Shipping Corp.	3,258,300	125,347
Valero Energy Corp.	1,014,600	65,685
Williams Companies, Inc.	269,800	5,917
		1,127,362
TOTAL ENERGY		1,420,909
FINANCIALS - 0.7%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	126,000	9,609
Insurance - 0.3%
American Financial Group, Inc., Ohio	333,700	14,776
Thrifts & Mortgage Finance - 0.2%
Capital Crossing Bank (a)	258,800	7,609
TOTAL FINANCIALS		31,994
HEALTH CARE - 3.0%
Biotechnology - 0.0%
Lexicon Genetics, Inc. (a)	347,300	1,823
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	430,100	16,215
Beckman Coulter, Inc.	159,200	8,177
		24,392
Health Care Providers & Services - 2.4%
DaVita, Inc. (a)	1,439,200	80,969
Emergency Medical Services Corp. Class A	258,600	3,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. (a)	834,200	$ 6,674
Tenet Healthcare Corp. (a)	1,295,600	10,779
		101,616
TOTAL HEALTH CARE		127,831
INDUSTRIALS - 9.5%
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	179,465	3,512
Airlines - 1.5%
AirTran Holdings, Inc. (a)	861,500	12,044
AMR Corp. (a)(e)	1,814,530	44,710
US Airways Group, Inc. (a)	230,246	9,960
		66,714
Building Products - 1.8%
American Standard Companies, Inc.	834,600	36,330
Goodman Global, Inc.	406,800	8,055
Lennox International, Inc.	230,700	7,528
Masco Corp.	605,200	19,306
Royal Group Technologies Ltd. (sub. vtg.) (a)	564,700	4,874
		76,093
Commercial Services & Supplies - 3.4%
Allied Waste Industries, Inc. (a)(e)	2,403,900	34,039
Cenveo, Inc. (a)(e)(f)	2,770,900	46,939
Clean Harbors, Inc. (a)	140,200	4,035
Global Cash Access Holdings, Inc.	305,200	5,948
Republic Services, Inc.	496,500	21,851
Waste Management, Inc.	904,900	33,898
		146,710
Construction & Engineering - 0.1%
Integrated Electrical Services, Inc. (a)(f)	2,607,500	3,520
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	788,425	5,330
Industrial Conglomerates - 0.6%
Tyco International Ltd.	996,200	26,250
Machinery - 0.7%
FreightCar America, Inc.	151,247	10,118
Navistar International Corp. (a)	234,000	6,173
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	82,700	$ 7,158
Thermadyne Holdings Corp. (a)	64,900	1,129
Timken Co.	92,800	3,239
		27,817
Marine - 0.0%
American Commercial Lines, Inc.	8,000	431
Golden Ocean Group Ltd. (a)(e)	2,067,600	1,023
		1,454
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	246,400	19,596
Kansas City Southern (a)	326,700	7,939
		27,535
Trading Companies & Distributors - 0.6%
H&E Equipment Services, Inc.	12,900	450
United Rentals, Inc. (a)	655,600	23,385
		23,835
TOTAL INDUSTRIALS		408,770
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.0%
CIENA Corp. (a)	275,800	1,128
Lucent Technologies, Inc. (a)	3,259,600	9,094
Motorola, Inc.	1,515,100	32,347
		42,569
Computers & Peripherals - 1.5%
McDATA Corp. Class A (a)	2,591,100	12,515
Seagate Technology	1,653,300	43,912
Sun Microsystems, Inc. (a)	2,060,600	10,303
		66,730
Electronic Equipment & Instruments - 3.2%
Celestica, Inc. (sub. vtg.) (a)	3,779,400	42,493
DDi Corp. (a)	295,900	2,574
Flextronics International Ltd. (a)	1,864,800	21,184
Merix Corp. (a)(f)	1,545,123	17,831
Sanmina-SCI Corp. (a)	1,619,100	8,403
Solectron Corp. (a)	3,673,600	14,694
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Viasystems Group, Inc. (a)	775,300	$ 6,590
Viasystems Group, Inc. (a)(h)	625,780	5,319
Vishay Intertechnology, Inc. (a)	1,248,400	19,500
		138,588
Semiconductors & Semiconductor Equipment - 10.7%
AMIS Holdings, Inc. (a)	1,877,824	19,360
Amkor Technology, Inc. (a)(e)(f)	10,240,636	123,809
Atmel Corp. (a)	15,094,700	79,096
Cypress Semiconductor Corp. (a)	1,151,200	19,755
Fairchild Semiconductor International, Inc. (a)	200,000	4,134
Freescale Semiconductor, Inc.:
Class A (a)	1,273,500	40,268
Class B (a)	27,040	856
ON Semiconductor Corp. (a)	15,656,600	112,258
Skyworks Solutions, Inc. (a)	1,112,647	7,955
STATS ChipPAC Ltd. sponsored ADR (a)(e)	5,467,282	46,527
Texas Instruments, Inc.	262,700	9,118
		463,136
Software - 1.2%
Sybase, Inc. (a)	396,100	8,623
Symantec Corp. (a)	2,549,400	41,759
		50,382
TOTAL INFORMATION TECHNOLOGY		761,405
MATERIALS - 11.7%
Chemicals - 5.1%
Albemarle Corp.	400,000	19,128
Arch Chemicals, Inc.	648,542	19,106
Celanese Corp. Class A	4,143,100	90,941
Chemtura Corp.	3,615,861	44,114
Methanex Corp.	701,700	15,534
NOVA Chemicals Corp. (e)	537,000	15,927
Rhodia SA sponsored ADR	7,102,200	16,690
Texas Petrochemicals, Inc. (a)	11,700	306
		221,746
Construction Materials - 0.0%
Texas Industries, Inc.	53,800	3,050
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 2.8%
Owens-Illinois, Inc. (a)	617,490	$ 11,288
Packaging Corp. of America	179,700	4,040
Pactiv Corp. (a)	2,006,300	48,833
Sealed Air Corp.	156,900	8,449
Smurfit-Stone Container Corp. (a)	3,726,482	48,258
		120,868
Metals & Mining - 0.9%
Allegheny Technologies, Inc.	223,874	15,523
Chaparral Steel Co. (a)	53,800	3,396
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	18,244
Haynes International, Inc. (a)	16,834	556
		37,719
Paper & Forest Products - 2.9%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	184,500	10,162
Bowater, Inc.	369,100	10,065
International Paper Co.	1,527,900	55,539
Weyerhaeuser Co.	691,100	48,702
		124,468
TOTAL MATERIALS		507,851
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.5%
General Communications, Inc. Class A (a)	907,800	10,894
McLeodUSA, Inc. (a)	1,701,867	11,913
Qwest Communications International, Inc. (a)	12,009,200	80,582
XO Holdings, Inc. (a)	926,500	4,077
		107,466
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	300,300	10,252
Dobson Communications Corp. Class A (a)	1,733,300	15,600
Sprint Nextel Corp.	4,005,697	99,341
		125,193
TOTAL TELECOMMUNICATION SERVICES		232,659
UTILITIES - 5.4%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	269,300	9,595
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.7%
AES Corp. (a)	8,930,458	$ 151,555
Mirant Corp. (a)	335,400	8,237
		159,792
Multi-Utilities - 1.5%
Aquila, Inc. (a)	911,800	3,948
CMS Energy Corp. (a)	4,552,600	60,641
		64,589
TOTAL UTILITIES		233,976
TOTAL COMMON STOCKS (Cost $2,969,021)		4,208,715
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	84	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $0)		0
Corporate Bonds - 1.0%
Principal Amount (000s)
Convertible Bonds - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 11,095	13,980
Nonconvertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	24,470	18,353
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. 8% 12/15/07 (g)(i)	11,835	2,840
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
8.7% 3/15/07 (i)	$ 1,750	$ 753
9.875% 3/15/07 (i)	7,000	3,045
		6,638
MATERIALS - 0.1%
Chemicals - 0.0%
Pliant Corp.:
11.125% 9/1/09 (i)	415	407
13% 6/1/10 (i)	2,345	1,079
		1,486
Containers & Packaging - 0.1%
Huntsman Packaging Corp. 13% 6/1/10 (i)	3,700	1,702
TOTAL MATERIALS		3,188
TOTAL NONCONVERTIBLE BONDS		28,179
TOTAL CORPORATE BONDS (Cost $41,813)		42,159
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.8% (b)	86,059,147	$ 86,059
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	93,510,773	93,511
TOTAL MONEY MARKET FUNDS (Cost $179,570)		179,570
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,190,404)		4,430,444
NET OTHER ASSETS - (2.5)%		(107,667)
NET ASSETS - 100%		$ 4,322,777
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,193,000 or 0.5% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,299,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 11,095
Viasystems Group, Inc.	2/13/04	$ 12,594
(i) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,536
Fidelity Securities Lending Cash Central Fund	1,637
Total	$ 3,173
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amkor Technology, Inc.	$ 43,989	$ 4,731	$ -	$ -	$ 123,809
Cenveo, Inc.	14,879	10,865	-	-	46,939
Forest Oil Corp.	161,587	-	-	-	132,021
Friendly Ice Cream Corp.	5,102	-	-	-	3,451
General Maritime Corp.	114,085	11,764	1,086	9,775	107,938
Integrated Electrical Services, Inc.	7,223	-	-	-	3,520
Merix Corp.	2,422	10,887	-	-	17,831
OMI Corp.	91,969	-	-	1,326	98,345
ON Semiconductor Corp.	74,157	12,885	-	-	-
Service Corp. International (SCI)	126,376	9,443	-	1,176	126,186
Total	$ 641,789	$ 60,575	$ 1,086	$ 12,277	$ 660,040
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,190,055,000. Net unrealized appreciation aggregated $1,240,389,000, of which $1,383,306,000 related to appreciated investment securities and $142,917,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

April 30, 2006

1.800345.102

OTC-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.1%
Hyundai Motor Co.	93,300	$ 8,201
Distributors - 0.0%
Keystone Automotive Industries, Inc. (a)	24,700	1,020
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (a)	909,800	49,711
Hotels, Restaurants & Leisure - 3.6%
BJ's Restaurants, Inc. (a)	525,300	13,831
Cosi, Inc. (a)	1,103,400	10,361
Isle of Capri Casinos, Inc. (a)	186,800	5,828
Kerzner International Ltd. (a)	221,300	17,292
Morgans Hotel Group Co.	1,078,100	19,406
Penn National Gaming, Inc. (a)	1,130,333	46,027
Red Robin Gourmet Burgers, Inc. (a)(d)(e)	1,379,450	62,020
Shuffle Master, Inc. (a)(d)	361,800	13,369
Starbucks Corp. (a)	1,279,400	47,683
Texas Roadhouse, Inc. Class A (a)	1,070,310	16,162
The Cheesecake Factory, Inc. (a)	807,900	25,497
Wynn Resorts Ltd. (a)	350,600	26,684
		304,160
Household Durables - 0.1%
Comstock Homebuilding Companies, Inc. Class A (a)(d)	185,000	1,724
Directed Electronics, Inc.	385,503	6,303
		8,027
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	1,512,150	42,280
GSI Commerce, Inc. (a)	600,000	10,494
NutriSystem, Inc. (a)(d)	308,700	20,948
Stamps.com, Inc. (a)	356,100	10,042
		83,764
Media - 0.1%
Focus Media Holding Ltd. ADR	41,700	2,518
RCN Corp. (a)	200,000	5,348
Sun TV Ltd.	5,840	166
		8,032
Multiline Retail - 0.5%
Fred's, Inc. Class A	642,000	9,110
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Pantaloon Retail India Ltd.	131,602	$ 6,015
Sears Holdings Corp. (a)	175,300	25,189
		40,314
Specialty Retail - 4.8%
Abercrombie & Fitch Co. Class A	146,800	8,915
bebe Stores, Inc.	1,175,000	20,774
Bed Bath & Beyond, Inc. (a)	353,000	13,538
Best Buy Co., Inc.	1,527,450	86,545
Casual Male Retail Group, Inc. (a)(d)	938,700	8,843
Circuit City Stores, Inc.	959,800	27,594
Finish Line, Inc. Class A	710,200	11,704
Gamestop Corp. Class B (a)	1,004,200	42,648
Gymboree Corp. (a)	330,600	9,944
Jos. A. Bank Clothiers, Inc. (a)	201,300	8,455
New York & Co., Inc. (a)	797,300	12,414
OfficeMax, Inc.	450,000	17,415
Pacific Sunwear of California, Inc. (a)	341,000	7,945
Pier 1 Imports, Inc.	1,504,500	18,159
Provogue (India) Ltd.	200,000	1,860
Staples, Inc.	2,501,100	66,054
The Children's Place Retail Stores, Inc. (a)	300,000	18,534
Tweeter Home Entertainment Group, Inc. (a)(d)	300,000	2,565
Urban Outfitters, Inc. (a)	976,000	22,643
Wet Seal, Inc. Class A (a)	537,000	3,088
		409,637
Textiles, Apparel & Luxury Goods - 0.7%
Arvind Mills Ltd.	1,872,100	3,794
Deckers Outdoor Corp. (a)(e)	675,500	28,837
Volcom, Inc.	648,700	23,139
Warnaco Group, Inc. (a)	71,505	1,593
		57,363
TOTAL CONSUMER DISCRETIONARY		970,229
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Hansen Natural Corp. (a)	180,000	23,303
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	755,800	$ 41,138
Whole Foods Market, Inc.	392,800	24,110
		65,248
Food Products - 0.1%
Archer-Daniels-Midland Co.	266,200	9,674
SunOpta, Inc. (a)(d)	200,000	2,038
		11,712
TOTAL CONSUMER STAPLES		100,263
ENERGY - 1.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	151,500	11,840
Hydril Co. (a)	115,700	9,275
Noble Corp.	138,500	10,933
Schlumberger Ltd. (NY Shares)	196,200	13,565
		45,613
Oil, Gas & Consumable Fuels - 1.0%
Lukoil Oil Co. sponsored ADR	144,900	13,041
Syntroleum Corp. (a)(d)	973,000	7,327
Valero Energy Corp.	968,200	62,681
		83,049
TOTAL ENERGY		128,662
FINANCIALS - 5.8%
Capital Markets - 2.4%
American Capital Strategies Ltd. (d)	365,100	12,713
Calamos Asset Management, Inc. Class A	651,600	25,256
Charles Schwab Corp.	1,667,300	29,845
E*TRADE Financial Corp. (a)	767,900	19,105
GFI Group, Inc. (a)	100,000	5,688
Investors Financial Services Corp.	516,500	24,720
Legg Mason, Inc.	170,500	20,201
T. Rowe Price Group, Inc.	170,000	14,312
TD Ameritrade Holding Corp.	2,745,054	50,948
		202,788
Commercial Banks - 0.8%
East West Bancorp, Inc.	164,950	6,544
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	180,200	$ 7,284
HDFC Bank Ltd. sponsored ADR	186,800	10,988
SVB Financial Group (a)	511,700	25,979
UCBH Holdings, Inc.	706,800	12,503
		63,298
Consumer Finance - 0.8%
American Express Co.	708,900	38,146
Capital One Financial Corp.	349,200	30,255
		68,401
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	516,200	10,783
IntercontinentalExchange, Inc.	61,300	4,371
The NASDAQ Stock Market, Inc. (a)	1,079,200	40,384
		55,538
Insurance - 0.7%
IPC Holdings Ltd.	559,800	14,930
Max Re Capital Ltd.	621,500	15,227
Navigators Group, Inc. (a)	200,000	9,462
Philadelphia Consolidated Holdings Corp. (a)	579,000	19,182
		58,801
Thrifts & Mortgage Finance - 0.4%
Clayton Holdings, Inc.	202,700	4,372
Hudson City Bancorp, Inc.	2,147,200	28,794
People's Bank, Connecticut	100,000	3,275
		36,441
TOTAL FINANCIALS		485,267
HEALTH CARE - 17.3%
Biotechnology - 10.4%
Affymetrix, Inc. (a)	686,658	19,673
Alkermes, Inc. (a)	1,204,300	25,856
Alnylam Pharmaceuticals, Inc. (a)	150,100	2,312
Amgen, Inc. (a)	3,228,900	218,597
Amylin Pharmaceuticals, Inc. (a)	874,600	38,089
Biogen Idec, Inc. (a)	2,120,700	95,113
BioMarin Pharmaceutical, Inc. (a)	1,377,600	16,944
Celgene Corp. (a)	2,473,200	104,270
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	1,162,000	$ 76,297
DUSA Pharmaceuticals, Inc. (a)	371,227	2,602
Exelixis, Inc. (a)	300,000	3,228
Genentech, Inc. (a)	200,100	15,950
Gilead Sciences, Inc. (a)	1,343,900	77,274
Kendle International, Inc. (a)	100,000	3,755
MedImmune, Inc. (a)	535,600	16,855
Momenta Pharmaceuticals, Inc. (a)	392,300	6,634
Myriad Genetics, Inc. (a)	478,000	12,251
Nektar Therapeutics (a)	1,025,600	22,061
Neurocrine Biosciences, Inc. (a)	66,800	3,832
PDL BioPharma, Inc. (a)	1,454,700	41,866
Regeneron Pharmaceuticals, Inc. (a)	1,152,900	16,740
Seattle Genetics, Inc. (a)	551,300	2,707
Solexa, Inc. (a)	2,458,520	23,134
Solexa, Inc.:
warrants 11/22/10 (a)(g)	354,776	2,225
warrants 1/19/11 (a)(g)	452,917	2,873
Vertex Pharmaceuticals, Inc. (a)	588,200	21,393
		872,531
Health Care Equipment & Supplies - 2.1%
Aspect Medical Systems, Inc. (a)	93,000	2,647
BioLase Technology, Inc.	767,066	8,169
Cooper Companies, Inc.	645,200	35,370
Dionex Corp. (a)	428,275	25,748
Gen-Probe, Inc. (a)	285,800	15,282
Hologic, Inc. (a)	100,000	4,767
Kyphon, Inc. (a)	100,000	4,155
NUCRYST Pharmaceuticals Corp.	758,200	9,562
PolyMedica Corp.	492,880	20,361
Respironics, Inc. (a)	1,290,200	47,247
Somanetics Corp. (a)	414,400	6,800
		180,108
Health Care Providers & Services - 2.9%
Bumrungrad Hospital PCL:
NVDR	3,103,500	3,039
(For. Reg.)	493,800	488
Cerner Corp. (a)	520,400	20,634
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emdeon Corp. (a)	3,334,750	$ 38,049
Express Scripts, Inc. (a)	311,100	24,309
Henry Schein, Inc. (a)	374,200	17,445
Humana, Inc. (a)	748,800	33,831
LCA-Vision, Inc. (d)	694,219	38,987
UnitedHealth Group, Inc.	1,105,137	54,970
Visicu, Inc.	500,000	11,900
		243,652
Pharmaceuticals - 1.9%
AVANIR Pharmaceuticals Class A (a)(d)	306,400	3,622
Endo Pharmaceuticals Holdings, Inc. (a)	290,500	9,136
New River Pharmaceuticals, Inc. (a)	339,600	11,546
Roche Holding AG (participation certificate)	91,300	14,038
Sepracor, Inc. (a)	1,239,500	55,331
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,592,300	64,488
		158,161
TOTAL HEALTH CARE		1,454,452
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. (a)	498,300	12,971
Essex Corp. (a)	100,000	2,133
		15,104
Air Freight & Logistics - 0.1%
Forward Air Corp.	304,200	12,220
Airlines - 1.4%
AirAsia BHD (a)	2,000,000	966
JetBlue Airways Corp. (a)	4,137,375	42,449
Republic Airways Holdings, Inc. (a)	329,752	5,606
Ryanair Holdings PLC sponsored ADR (a)	100,000	4,708
Southwest Airlines Co.	1,537,500	24,938
UAL Corp. (a)	1,071,100	38,570
		117,237
Building Products - 0.2%
Insteel Industries, Inc.	274,900	10,270
Lennox International, Inc.	295,200	9,632
		19,902
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
American Reprographics Co. (a)	125,000	$ 4,434
Monster Worldwide, Inc. (a)	872,400	50,076
Services Acquisition Corp. International (a)(d)	643,400	7,258
Tele Atlas NV (a)	466,985	11,872
Tele Atlas NV (Netherlands) (a)	290,000	7,354
		80,994
Construction & Engineering - 0.0%
Jaiprakash Associates Ltd.	250,000	3,129
Electrical Equipment - 0.1%
Evergreen Solar, Inc. (a)	823,600	11,432
Machinery - 0.4%
Joy Global, Inc.	450,600	29,600
Road & Rail - 0.5%
Landstar System, Inc.	939,322	39,912
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	109,300	4,044
UAP Holding Corp.	700,000	14,462
		18,506
TOTAL INDUSTRIALS		348,036
INFORMATION TECHNOLOGY - 55.0%
Communications Equipment - 11.1%
Arris Group, Inc. (a)	1,021,100	12,100
Cisco Systems, Inc. (a)	14,534,300	304,494
Comverse Technology, Inc. (a)	1,469,000	33,273
CSR PLC (a)	1,034,000	22,799
F5 Networks, Inc. (a)	118,300	6,928
Finisar Corp. (a)	1,777,900	8,356
Harris Corp.	200,000	9,314
Juniper Networks, Inc. (a)	4,834,900	89,349
Nokia Corp. sponsored ADR	568,200	12,875
Nortel Networks Corp. (a)	3,818,200	10,155
QUALCOMM, Inc.	4,448,200	228,371
Research In Motion Ltd. (a)(d)	2,425,845	185,859
Sandvine Corp. (f)	1,259,700	2,642
Sierra Wireless, Inc. (a)	684,900	12,356
		938,871
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 11.2%
Apple Computer, Inc. (a)	3,436,300	$ 241,881
Dell, Inc. (a)	8,584,600	224,917
EMC Corp. (a)	6,213,000	83,938
Hewlett-Packard Co.	2,016,600	65,479
Lexmark International, Inc. Class A (a)	176,000	8,571
M-Systems Flash Disk Pioneers Ltd. (a)	496,700	17,121
McDATA Corp. Class A (a)	3,952,200	19,089
Network Appliance, Inc. (a)	2,899,600	107,488
QLogic Corp. (a)	443,600	9,231
Rackable Systems, Inc.	410,500	21,096
SanDisk Corp. (a)	193,100	12,326
Seagate Technology	2,551,200	67,760
Sun Microsystems, Inc. (a)	9,050,600	45,253
Synaptics, Inc. (a)	600,000	15,732
		939,882
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	517,028	19,864
Cogent, Inc. (a)	385,700	6,310
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,517,042	37,436
Sunpower Corp. Class A (d)	207,200	7,961
Universal Display Corp. (a)	100,000	1,494
		73,065
Internet Software & Services - 11.7%
AD Pepper Media International NV (a)	156,219	2,316
aQuantive, Inc. (a)	587,500	14,723
CyberSource Corp. (a)	906,000	8,462
eBay, Inc. (a)	6,361,000	218,882
Equinix, Inc. (a)	344,500	22,703
Fluxx AG (a)(d)	603,400	7,955
Google, Inc. Class A (sub. vtg.) (a)	1,171,200	489,487
Liquidity Services, Inc.	850,000	11,467
LivePerson, Inc. (a)	985,538	6,771
Openwave Systems, Inc. (a)	201,552	3,751
Spark Networks PLC unit (a)	400,000	2,675
Supportsoft, Inc. (a)	1,695,119	7,747
TheStreet.com, Inc.	697,286	7,259
VeriSign, Inc. (a)	1,230,500	28,941
Yahoo!, Inc. (a)	4,770,616	156,381
		989,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	555,875	$ 35,359
Infosys Technologies Ltd. sponsored ADR	482,800	37,972
Kanbay International, Inc. (a)	535,000	8,293
MoneyGram International, Inc.	557,200	18,889
NCI, Inc. Class A	324,756	4,563
Paychex, Inc.	739,700	29,876
Satyam Computer Services Ltd. sponsored ADR	226,500	8,149
		143,101
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Analogic Technologies, Inc. (d)	1,950,124	21,880
Advanced Micro Devices, Inc. (a)	801,800	25,938
Applied Materials, Inc.	2,268,100	40,712
Atheros Communications, Inc. (a)	428,000	10,867
Broadcom Corp. Class A (a)	3,346,900	137,591
Conexant Systems, Inc. (a)	1,240,900	4,393
Cree, Inc. (a)	394,900	11,776
Exar Corp. (a)	474,400	6,874
Freescale Semiconductor, Inc. Class A (a)	275,000	8,696
Genesis Microchip, Inc. (a)(d)	1,245,300	19,576
Ikanos Communications, Inc.	302,778	5,607
Intel Corp.	4,547,000	90,849
Intersil Corp. Class A	284,700	8,430
Lattice Semiconductor Corp. (a)	100,000	665
LSI Logic Corp. (a)	1,302,000	13,866
Marvell Technology Group Ltd. (a)	1,768,500	100,964
MEMC Electronic Materials, Inc. (a)	1,164,300	47,271
Microtune, Inc. (a)	100,000	664
MIPS Technologies, Inc. (a)	1,206,200	8,938
NVIDIA Corp. (a)	1,538,900	44,967
Omnivision Technologies, Inc. (a)	687,000	19,978
Pericom Semiconductor Corp. (a)	673,800	6,576
Q-Cells AG	5,500	508
Rambus, Inc. (a)(d)	1,022,400	39,700
Saifun Semiconductors Ltd.	297,600	10,184
Samsung Electronics Co. Ltd.	74,550	50,904
Silicon Laboratories, Inc. (a)	402,500	18,761
Spansion, Inc.	123,800	2,119
Trident Microsystems, Inc. (a)	294,200	7,826
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Vimicro International Corp. sponsored ADR	500,000	$ 9,380
Virage Logic Corp. (a)	400,000	5,000
		781,460
Software - 9.1%
Activision, Inc. (a)	2,860,281	40,587
Adobe Systems, Inc.	1,090,556	42,750
Aspen Technology, Inc. (a)	692,200	8,902
Autodesk, Inc.	546,700	22,983
Citrix Systems, Inc. (a)	254,900	10,176
Cognos, Inc. (a)	482,500	17,980
Electronic Arts, Inc. (a)	1,193,500	67,791
Informatica Corp. (a)	1,182,000	18,167
Microsoft Corp.	12,687,400	306,401
Nuance Communications, Inc. (a)	653,920	8,390
Open Solutions, Inc. (a)	153,600	4,181
Oracle Corp. (a)	5,103,800	74,464
Quality Systems, Inc.	202,678	6,802
Quest Software, Inc. (a)	431,800	7,431
Red Hat, Inc. (a)	3,182,200	93,525
Salesforce.com, Inc. (a)	100,000	3,505
Take-Two Interactive Software, Inc. (a)	844,400	14,397
The9 Ltd. sponsored ADR (a)	281,600	8,445
Ubisoft Entertainment SA (a)(d)	200,000	9,912
		766,789
TOTAL INFORMATION TECHNOLOGY		4,632,688
MATERIALS - 1.3%
Chemicals - 0.6%
Ashland, Inc.	465,800	30,659
Monsanto Co.	236,000	19,682
		50,341
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	100,000	1,372
Metals & Mining - 0.7%
Anglo American PLC ADR	600,000	12,930
Century Aluminum Co. (a)	200,000	9,522
Metal Management, Inc.	4,582	149
Olympic Steel, Inc.	50,000	1,576
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	252,400	$ 9,927
Sesa Goa Ltd.	177,300	4,929
Steel Dynamics, Inc.	350,000	21,854
		60,887
TOTAL MATERIALS		112,600
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
NTELOS Holding Corp.	695,600	9,731
Wireless Telecommunication Services - 0.7%
Bharti Televentures Ltd. (a)	961,400	8,962
NII Holdings, Inc. (a)	882,500	52,862
		61,824
TOTAL TELECOMMUNICATION SERVICES		71,555
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.3%
Suzlon Energy Ltd.	1,000,000	28,055
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	200,100	12,546
TOTAL UTILITIES		40,601
TOTAL COMMON STOCKS (Cost $7,488,360)		8,344,353
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.8% (b)	78,411,276	$ 78,411
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	94,577,859	94,578
TOTAL MONEY MARKET FUNDS (Cost $172,989)		172,989
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $7,661,349)		8,517,342
NET OTHER ASSETS - (1.0)%		(88,499)
NET ASSETS - 100%		$ 8,428,843
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,642,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,098,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Solexa, Inc. warrants 11/22/10	11/21/05	$ 0
Solexa, Inc. warrants 1/19/11	1/18/06	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,392
Fidelity Securities Lending Cash Central Fund	1,669
Total	$ 3,061
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aladdin Knowledge Systems Ltd.	$ -	$ 14,832	$ 13,841	$ -	$ -
Deckers Outdoor Corp.	-	18,768	-	-	28,837
M-Systems Flash Disk Pioneers Ltd.	45,837	20,567	53,028	-	-
PeopleSupport, Inc.	13,740	-	13,217	-	-
PortalPlayer, Inc.	33,019	6,498	46,059	-	-
Red Robin Gourmet Burgers, Inc.	21,930	44,945	1,302	-	62,020
TOTALS	$ 114,526	$ 105,610	$ 127,447	$ -	$ 90,857
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $7,696,868,000. Net unrealized appreciation aggregated $820,474,000, of which $1,311,896,000 related to appreciated investment securities and $491,422,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2006

1.800347.102

REI-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	35,200	$ 2,019,776
FINANCIALS - 14.5%
Real Estate - 14.5%
Acadia Realty Trust (SBI)	51,400	1,160,098
AMB Property Corp. (SBI)	10,200	509,898
American Financial Realty Trust (SBI)	55,000	625,900
American Home Mortgage Investment Corp.	4,000	138,880
Annaly Mortgage Management, Inc.	359,000	4,835,730
Anworth Mortgage Asset Corp.	268,900	2,170,023
Apartment Investment & Management Co. Class A	15,000	670,350
AvalonBay Communities, Inc.	15,700	1,690,890
Boston Properties, Inc.	9,300	820,911
Capital Lease Funding, Inc.	80,600	860,808
Developers Diversified Realty Corp.	15,000	798,000
DiamondRock Hospitality Co.	86,300	1,234,953
Eagle Hospitality Properties Trust, Inc.	39,000	350,610
Education Realty Trust, Inc.	45,900	684,828
Equity Lifestyle Properties, Inc.	84,330	3,709,677
Equity Office Properties Trust	37,900	1,224,170
Equity Residential (SBI)	72,100	3,235,127
Federal Realty Investment Trust (SBI)	24,800	1,692,104
Fieldstone Investment Corp.	136,217	1,566,496
General Growth Properties, Inc.	75,840	3,560,688
Glenborough Realty Trust, Inc.	46,400	972,080
GMH Communities Trust	55,900	687,570
Health Care Property Investors, Inc.	5,000	137,100
Healthcare Realty Trust, Inc.	13,500	511,245
HomeBanc Mortgage Corp., Georgia	145,100	1,194,173
Host Marriott Corp.	141,849	2,981,666
Inland Real Estate Corp.	158,300	2,296,933
Innkeepers USA Trust (SBI)	32,500	520,650
Kimco Realty Corp.	63,900	2,372,607
KKR Financial Corp.	15,000	324,000
Lexington Corporate Properties Trust	62,600	1,349,656
MeriStar Hospitality Corp. (a)	15,000	156,600
MFA Mortgage Investments, Inc.	160,000	1,097,600
MortgageIT Holdings, Inc.	151,500	1,739,220
Nationwide Health Properties, Inc.	69,100	1,487,032
Newcastle Investment Corp.	119,700	2,682,477
Opteum, Inc. Class A	105,600	911,328
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Origen Financial, Inc. (c)	75,000	$ 454,500
ProLogis Trust	45,366	2,278,281
Regency Centers Corp.	5,000	315,450
Resource Capital Corp.	10,000	138,300
Saxon Capital, Inc.	268,200	3,092,346
Simon Property Group, Inc.	30,604	2,505,856
Spirit Finance Corp.	380,300	4,411,480
Sunstone Hotel Investors, Inc.	11,000	316,140
Thornburg Mortgage, Inc. (SBI)	11,000	318,010
Trizec Properties, Inc.	83,700	2,094,174
Trustreet Properties, Inc.	46,900	675,360
U-Store-It Trust	10,000	182,800
United Dominion Realty Trust, Inc. (SBI)	88,600	2,409,034
Ventas, Inc.	97,800	3,195,126
Vornado Realty Trust	16,300	1,558,932
		76,907,867
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
American Retirement Corp. (a)	100	2,540
TOTAL COMMON STOCKS (Cost $63,996,875)		78,930,183
Preferred Stocks - 32.5%

Convertible Preferred Stocks - 2.0%
FINANCIALS - 2.0%
Real Estate - 2.0%
Annaly Mortgage Management, Inc. Series B, 6.00%	20,000	549,040
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	376,656
Equity Office Properties Trust Series B, 5.25%	74,000	3,729,600
Glenborough Realty Trust, Inc. Series A, 7.75%	18,330	453,668
Trustreet Properties, Inc. Series C, 7.50%	27,300	591,864
Windrose Medical Properties Trust 7.50%	188,700	4,909,974
		10,610,802
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 30.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	$ 120,048
FINANCIALS - 30.5%
Diversified Financial Services - 0.8%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	592,500
Red Lion Hotels Capital Trust 9.50%	135,000	3,510,000
		4,102,500
Real Estate - 29.0%
Accredited Mortgage Loan Trust Series A, 9.75%	172,595	4,371,831
Affordable Residential Communties, Inc. Series A, 8.25%	83,000	1,846,750
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200	2,587,684
Series C, 8.375%	65,000	1,683,500
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,000	3,109,200
Series B, 9.25%	87,000	2,179,350
Annaly Mortgage Management, Inc. Series A, 7.875%	207,000	4,947,300
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,175,300
Anworth Mortgage Asset Corp. Series A, 8.625%	217,827	5,271,413
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,741,590
Series R, 10.00%	96,800	2,468,400
Series T, 8.00%	137,500	3,459,500
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000	2,546,000
Bedford Property Investors, Inc.:
Series A, 8.75% (c)	69,000	3,391,350
Series B, 7.625%	24,800	514,600
Capital Lease Funding, Inc. Series A, 8.125%	2,000	49,620
CBL & Associates Properties, Inc. Series B, 8.75%	60,000	3,055,200
Cedar Shopping Centers, Inc. 8.875%	108,800	2,888,640
CenterPoint Properties Trust Series D, 5.377%	3,575	2,717,000
Colonial Properties Trust:
(depositary shares) Series D, 8.125%	3,500	89,110
Series C, 9.25%	30,000	758,100
Cousins Properties, Inc. Series A, 7.75%	131,700	3,318,840
Crescent Real Estate Equities Co. Series B, 9.50%	47,300	1,201,420
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	7,200	184,464
Series G, 8.00%	42,800	1,095,680
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Digital Realty Trust, Inc.:
Series A, 8.50%	160,000	$ 4,046,400
Series B, 7.875%	36,100	884,089
Duke Realty Corp. (depositary shares) Series B, 7.99%	74,700	3,884,400
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	184,000	4,531,920
Eastgroup Properties, Inc. Series D, 7.95%	103,900	2,659,840
Entertainment Properties Trust Series A 9.50%	20,000	504,400
Equity Inns, Inc. Series B, 8.75%	55,000	1,419,000
Federal Realty Investment Trust Series B, 8.50%	11,600	293,944
Glimcher Realty Trust Series F, 8.75%	62,000	1,574,800
Hersha Hospitality Trust Series A, 8.00%	80,000	1,992,000
Highwoods Properties, Inc.:
Series A, 8.625%	214	218,280
Series B, 8.00%	8,266	208,386
Home Properties of New York, Inc. Series F, 9.00%	5,000	128,250
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	90,285	2,329,353
Host Marriott Corp.:
Class C, 10.00%	8,500	214,625
Series E, 8.875%	50,000	1,375,000
HRPT Properties Trust Series B, 8.75%	41,200	1,053,484
Impac Mortgage Holdings, Inc. Series C, 9.125%	140,600	3,003,216
Innkeepers USA Trust Series C, 8.00%	67,400	1,685,000
LaSalle Hotel Properties:
Series A, 10.25%	208,200	5,334,084
Series B, 8.375%	19,400	494,118
Lexington Corporate Properties Trust Series B, 8.05%	124,500	3,152,340
MFA Mortgage Investments, Inc. Series A, 8.50%	229,400	5,494,130
Mid-America Apartment Communities, Inc. Series H, 8.30%	59,000	1,489,750
Nationwide Health Properties, Inc. 7.677%	36,939	3,730,839
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	42,106	2,126,353
Newcastle Investment Corp. Series B, 9.75%	199,700	5,232,140
Omega Healthcare Investors, Inc. Series D, 8.375%	159,800	4,106,860
Parkway Properties, Inc. Series D, 8.00%	120,000	3,054,000
Prime Group Realty Trust Series B, 9.00%	60,000	1,188,000
ProLogis Trust Series C, 8.54%	6,478	357,707
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	21,500	548,680
Series D, 9.50%	65,800	1,658,818
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
RAIT Investment Trust:
Series A, 7.75%	44,200	$ 1,058,590
Series B, 8.375%	111,300	2,799,195
Realty Income Corp. 8.25%	76,800	1,989,120
Saul Centers, Inc. 8.00%	131,600	3,480,820
Simon Property Group, Inc.:
Series G, 7.89%	29,600	1,532,392
Series J, 8.375%	17,100	1,094,400
SNH Capital Trust I Series Z, 10.125%	43,300	1,099,387
Strategic Hotel & Resorts, Inc. 8.50% (c)	119,500	2,987,500
Taubman Centers, Inc. Series A, 8.30%	48,727	1,223,048
The Mills Corp.:
Series B, 9.00%	46,400	1,113,600
Series C, 9.00%	157,300	3,775,200
Series E, 8.75%	151,020	3,624,480
Series G, 7.875%	20,767	484,909
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	321,250
Winston Hotels, Inc. Series B, 8.00%	35,600	879,320
		154,089,259
Thrifts & Mortgage Finance - 0.7%
Fannie Mae 7.00%	20,000	1,088,000
MFH Financial Trust I 9.50% (c)	22,660	2,328,315
		3,416,315
TOTAL FINANCIALS		161,608,074
TOTAL NONCONVERTIBLE PREFERRED STOCKS		161,728,122
TOTAL PREFERRED STOCKS (Cost $173,937,846)		172,338,924
Corporate Bonds - 27.4%
		Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate - 0.4%
Affordable Resources Communities LP 7.5% 8/15/25 (c)		$ 2,000,000	$ 1,931,880
Essex Portfolio LP 3.625% 11/1/25 (c)		400,000	447,440
			2,379,320
Nonconvertible Bonds - 27.0%
CONSUMER DISCRETIONARY - 3.7%
Hotels, Restaurants & Leisure - 0.7%
Felcor Lodging LP 9% 6/1/11 (d)		1,500,000	1,618,125
HMH Properties, Inc. 7.875% 8/1/08		90,000	90,900
Host Marriott LP 7% 8/15/12		1,000,000	1,010,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,000,000	960,000
			3,679,025
Household Durables - 3.0%
Beazer Homes USA, Inc. 8.375% 4/15/12		1,000,000	1,032,500
D.R. Horton, Inc. 4.875% 1/15/10		1,000,000	966,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	406,350
6.25% 1/15/16		1,000,000	907,500
7.75% 5/15/13		2,000,000	1,975,000
KB Home:
5.875% 1/15/15		1,000,000	913,800
6.25% 6/15/15		100,000	93,220
7.75% 2/1/10		1,500,000	1,545,000
Kimball Hill, Inc. 10.5% 12/15/12 (c)		600,000	589,500
Ryland Group, Inc. 9.125% 6/15/11		1,000,000	1,056,250
Standard Pacific Corp.:
6.5% 8/15/10		500,000	481,250
9.25% 4/15/12		1,500,000	1,537,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (c)		2,020,000	1,848,300
Technical Olympic USA, Inc. 7.5% 3/15/11		200,000	184,500
WCI Communities, Inc. 9.125% 5/1/12		2,250,000	2,255,625
			15,792,545
TOTAL CONSUMER DISCRETIONARY			19,471,570
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 22.8%
Real Estate - 21.7%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		$ 1,433,258	$ 1,501,337
American Health Properties, Inc. 7.5% 1/15/07		1,000,000	1,015,260
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,000,000	995,000
8.125% 6/1/12		3,190,000	3,301,650
Archstone-Smith Trust 5% 8/15/07		300,000	297,948
Arden Realty LP:
5.2% 9/1/11		740,000	730,930
5.25% 3/1/15		400,000	384,612
7% 11/15/07		1,000,000	1,026,635
8.5% 11/15/10		1,000,000	1,115,721
Bay Apartment Communities, Inc. 6.625% 1/15/08		840,000	854,485
Brandywine Operating Partnership LP 4.5% 11/1/09		1,000,000	958,461
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,276,025
7% 11/15/06		943,000	951,680
CarrAmerica Realty Corp.:
3.625% 4/1/09		1,000,000	950,708
5.25% 11/30/07		1,525,000	1,520,965
CenterPoint Properties Trust 5.75% 8/15/09		100,000	100,905
Colonial Properties Trust 7% 7/14/07		3,450,000	3,493,335
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	97,137
6.25% 6/15/14		500,000	493,469
Crescent Real Estate Equities LP 7.5% 9/15/07 (d)		1,500,000	1,530,000
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,500,000	2,625,000
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,505,000	1,439,374
5% 5/3/10		1,000,000	970,005
6.625% 1/15/08		550,000	558,941
7.5% 7/15/18		200,000	215,987
Duke Realty LP:
5.25% 1/15/10		200,000	196,618
6.8% 2/12/09		1,500,000	1,543,598
EOP Operating LP 5.59% 10/1/10 (d)		3,000,000	3,024,747
Evans Withycombe Residential LP 7.625% 4/15/07		1,675,000	1,699,363
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Federal Realty Investment Trust 6.125% 11/15/07		$ 1,200,000	$ 1,207,129
First Industrial LP:
5.25% 6/15/09		1,000,000	983,708
7.375% 3/15/11		2,100,000	2,221,414
7.6% 5/15/07		1,000,000	1,018,867
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	973,794
7.5% 8/15/07		450,000	457,330
8% 9/12/12		2,450,000	2,654,626
Healthcare Realty Trust, Inc. 8.125% 5/1/11		1,790,000	1,944,781
Heritage Property Investment Trust, Inc. 4.5% 10/15/09		1,500,000	1,436,222
Highwoods/Forsyth LP:
7% 12/1/06		500,000	502,947
7.125% 2/1/08		950,000	970,264
Hospitality Properties Trust 6.75% 2/15/13		610,000	629,215
HRPT Properties Trust:
5.5169% 3/16/11 (d)		500,000	500,824
6.5% 1/15/13		200,000	203,455
iStar Financial, Inc.:
5.125% 4/1/11		1,000,000	966,080
5.4669% 3/16/09 (d)		500,000	502,413
6.5% 12/15/13		1,000,000	1,000,000
7% 3/15/08		1,800,000	1,842,750
Liberty Property LP 7.25% 8/15/07		1,500,000	1,521,480
Mack-Cali Realty LP 7.25% 3/15/09		100,000	103,636
MeriStar Hospitality Corp. 9% 1/15/08		4,000,000	4,229,040
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11		1,250,000	1,440,625
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000	962,160
7.23% 11/8/06		300,000	302,404
8.25% 7/1/12		1,300,000	1,399,132
Omega Healthcare Investors, Inc. 7% 4/1/14		2,970,000	2,910,600
Post Apartment Homes LP:
5.125% 10/12/11		1,500,000	1,453,371
7.7% 12/20/10		2,500,000	2,684,508
Price Development Co. LP 7.29% 3/11/08		1,100,000	1,113,750
ProLogis Trust 7.1% 4/15/08		775,000	798,996
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000	2,750,270
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Security Capital Industrial Trust 7.95% 5/15/08		$ 97,000	$ 100,591
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	366,538
8.625% 1/15/12		2,500,000	2,718,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	999,501
7.75% 2/22/11		500,000	537,132
Simon Property Group LP 5.375% 8/28/08		550,000	548,203
Tanger Properties LP 9.125% 2/15/08		300,000	319,500
The Rouse Co.:
5.375% 11/26/13		2,000,000	1,844,852
7.2% 9/15/12		3,220,000	3,315,132
Thornburg Mortgage, Inc. 8% 5/15/13		5,995,000	5,965,019
Trustreet Properties, Inc. 7.5% 4/1/15		3,500,000	3,508,750
United Dominion Realty Trust:
5% 1/15/12		1,000,000	950,089
7.95% 7/12/06		2,200,000	2,211,849
United Dominion Realty Trust, Inc. 6.5% 6/15/09		325,000	336,297
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16		1,730,000	1,691,075
6.625% 10/15/14		2,170,000	2,137,450
6.75% 6/1/10		2,100,000	2,105,250
8.75% 5/1/09		800,000	860,000
9% 5/1/12		3,261,000	3,607,481
Vornado Realty LP 4.5% 8/15/09		1,000,000	965,839
Vornado Realty Trust 5.625% 6/15/07		2,700,000	2,700,089
			115,345,074
Thrifts & Mortgage Finance - 1.1%
Saxon Capital, Inc. 12% 5/1/14 (c)		1,750,000	1,802,500
Wrightwood Capital LLC 9% 6/1/14 (f)		4,000,000	3,960,000
			5,762,500
TOTAL FINANCIALS			121,107,574
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Extendicare Health Services, Inc. 6.875% 5/1/14		1,500,000	1,537,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. 7.125% 10/15/12		$ 1,000,000	$ 1,020,000
TOTAL NONCONVERTIBLE BONDS			143,136,644
TOTAL CORPORATE BONDS (Cost $146,571,611)			145,515,964
Asset-Backed Securities - 4.0%

ABSC NIMS Trust Series 2003-HE5 Class A, 7% 8/17/33 (c)		38,452	38,068
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.4594% 10/25/34 (c)(d)		2,000,000	1,880,885
Conseco Finance Securitizations Corp. Series 2000-4 Class A4, 7.73% 4/1/31		452,450	399,274
Countrywide Home Loans, Inc. Series 2004-11N Class N, 5.25% 4/25/36 (c)		70,611	70,411
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)		500,000	535,660
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		850,000	913,257
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (c)		2,000,000	1,927,278
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (c)(d)		1,785,000	1,691,518
Series 2000-1A Class G, 6.971% 3/8/10 (c)		1,720,000	1,684,241
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.175% 11/28/39 (c)(d)		550,000	556,133
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.1% 7/25/35 (c)(d)		2,000,000	1,978,000
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,390,237
GSAMP Trust Series 2005-HE3 Class B3, 7.4594% 6/25/35 (d)		1,259,000	1,100,366
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.5094% 8/26/30 (c)(d)		735,000	729,267
Class E, 6.9594% 8/26/30 (c)(d)		1,420,000	1,415,882
Asset-Backed Securities - continued
		Principal Amount	Value
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		$ 500,000	$ 462,500
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (c)		31,195	30,883
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (c)		135,674	134,996
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 7.4594% 2/25/35 (c)(d)		1,500,000	1,378,170
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 7.36% 2/5/36 (c)(d)		3,000,000	2,992,500
TOTAL ASSET-BACKED SECURITIES (Cost $21,771,927)			21,309,526
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 2.8%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (c)		207,425	189,348
Series 2002-R2 Class 2B3, 5.2414% 7/25/33 (c)(d)		270,542	174,575
Series 2003-40 Class B3, 4.5% 10/25/18		261,720	226,565
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		585,711	457,415
Series 2003-R3:
Class B2, 5.5% 11/25/33		1,852,583	1,635,950
Class B3, 5.5% 11/25/33		554,723	429,110
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)		632,983	476,202
Diversified REIT Trust Series 2000-1A Class F, 6.971% 3/8/10 (c)		1,512,000	1,522,917
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A Class B10, 21.0488% 10/10/34 (d)		543,655	574,054
Series 2003-B Class B9, 16.7988% 7/10/35 (c)(d)		950,987	1,009,789
Series 2004-C Class B5, 6.1988% 9/10/36 (d)		391,214	394,148
Series 2005-A Class B6, 6.8488% 3/10/37 (c)(d)		1,969,241	1,964,318
Series 2005-B Class B6, 6.4488% 6/10/37 (c)(d)		983,257	974,654
Series 2005-D Class B6, 7.1513% 12/15/37 (c)(d)		496,834	498,487
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		84,391	77,178
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (c)		175,670	162,536
Resix Finance Ltd. floater:
Series 2003-D Class B8, 11.3488% 12/10/35 (c)(d)		719,372	742,662
Series 2004-A Class B7, 9.0988% 2/10/36 (c)(d)		678,706	682,269
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Resix Finance Ltd. floater: - continued
Series 2004-B Class B7, 8.8488% 2/10/36 (c)(d)		$ 815,706	$ 830,227
Series 2005-C Class B7, 7.9488% 9/10/37 (c)(d)		1,984,200	1,950,951
TOTAL PRIVATE SPONSOR			14,973,355
U.S. Government Agency - 0.2%
Fannie Mae REMIC Trust:
Series 2003-W1 Subordinate REMIC Pass-Through Certificate, Class B3, 5.75% 12/25/42		331,561	265,292
Series 2003-W4 Subordinate REMIC Pass-Through Certificate, Class 2B3, 5.2426% 10/25/42 (c)(d)		83,138	54,156
Series 2003-W10 Subordinate REMIC Pass-Through Certificate, Class 2B3, 5.1492% 6/25/43 (d)		193,571	121,818
Series 2001-W3 Subordinate REMIC Pass-Through Certificate, Class B3, 7% 9/25/41		289,037	253,442
Series 2002-W1 Subordinate REMIC Pass-Through Certificate, Class 3B3, 5.1335% 2/25/42 (c)(d)		168,453	111,205
TOTAL U.S. GOVERNMENT AGENCY			805,913
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,878,294)			15,779,268
Commercial Mortgage Securities - 10.7%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000	536,757
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)		426,705	416,450
Class BWE, 7.226% 10/11/37 (c)		578,117	564,069
Class BWF, 7.55% 10/11/37 (c)		510,277	498,990
Class BWG, 8.155% 10/11/37 (c)		494,546	479,702
Class BWH, 9.073% 10/11/37 (c)		259,563	255,897
Class BWJ, 9.99% 10/11/37 (c)		426,705	420,116
Class BWK, 10.676% 10/11/37 (c)		335,269	332,095
Class BWL, 10.1596% 10/11/37 (c)		565,335	520,858
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 5.2213% 11/15/15 (c)(d)		4,000,000	4,003,517
Series 2005-BOCA Class M, 7.0013% 12/15/16 (c)(d)		1,790,000	1,790,991
Commercial Mortgage Securities - continued
		Principal Amount	Value
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 6.68% 7/14/08 (c)(d)		$ 3,000,000	$ 3,012,389
Series 2005-MIB1 Class K, 6.9013% 3/15/22 (c)(d)		700,000	687,096
Capital Trust RE CDO Ltd. floater Series 2005-1A Class D, 6.4225% 3/20/50 (c)(d)		2,250,000	2,234,025
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1A Class E, 8.6513% 12/15/21 (c)(d)		2,000,000	1,999,996
Series 1998-C1 Class F, 6% 5/17/40 (c)		4,250,000	3,723,400
Series 2004-FL1A Class G, 6.8524% 5/15/14 (c)(d)		2,000,000	2,007,486
Series 2004-TF2A Class AX, 1.2628% 11/15/19 (c)(d)(e)		40,473,634	327,836
Series 2004-TFLA Class AX, 0.9114% 2/15/14 (c)(d)(e)		13,574,409	17,647
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (c)		2,500,000	2,499,877
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.5768% 4/29/39 (c)(d)		3,500,000	3,550,860
weighted average coupon Series 1997-CHL1 Class D, 7.5768% 4/29/39 (c)(d)		1,059,066	1,060,389
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (c)		865,000	853,931
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class F, 6.75% 4/15/29 (d)		2,767,000	2,342,438
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	2,067,347
Series 1999-C7 Class F, 6% 10/15/35 (c)		350,000	347,010
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,385,000	1,367,688
Class H, 6% 7/15/31 (c)		2,638,000	2,008,837
Series 2000-C9 Class G, 6.25% 10/15/32 (c)		2,425,000	2,395,900
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,895,000	2,265,338
Class X, 1.7005% 10/15/32 (c)(d)(e)		19,980,733	618,564
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	534,488
Class G, 4.384% 7/12/15	CAD	355,000	257,870
Class H, 4.384% 7/12/15	CAD	236,000	149,533
Class J, 4.384% 7/12/15	CAD	355,000	206,554
Class K, 4.384% 7/12/15	CAD	355,000	193,183
Class L, 4.384% 7/12/15	CAD	236,000	120,246
Class M, 4.384% 7/12/15	CAD	995,000	339,742
Commercial Mortgage Securities - continued
		Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.:
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		$ 3,359,000	$ 3,056,690
Series 2001-HRPA Class G, 6.778% 2/3/16 (c)		820,000	830,594
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	744,040
Class E, 7.983% 10/15/13		1,453,000	1,478,311
Class X, 7.4437% 1/15/18 (d)(e)		7,167,608	2,681,693
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (c)		500,000	502,197
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)		555,000	557,900
Wrightwood Capital Real Estate CDO Ltd. floater Series 2005-1A Class F, 6.66% 11/21/40 (c)(d)		250,000	248,203
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $56,653,961)			57,108,740
Floating Rate Loans - 2.2%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' US, Inc. term loan 7.8256% 12/9/08 (d)		1,500,000	1,503,750
FINANCIALS - 1.9%
Diversified Financial Services - 0.4%
Landsource Communication Development LLC Tranche B, term loan 7.375% 3/31/10 (d)		2,200,000	2,216,500
Real Estate - 1.5%
Apartment Investment & Management Co. term loan 6.36% 3/22/11 (d)		2,200,000	2,211,000
Capital Automotive (REIT) Tranche B, term loan 6.58% 12/16/10 (d)		99,995	100,620
General Growth Properties, Inc. Tranche A1, term loan 6.2% 2/24/10 (d)		1,000,000	996,250
Lion Gables Realty LP term loan 6.59% 9/30/06 (d)		289,468	289,830
LNR Property Corp. Tranche B, term loan 7.8308% 2/3/08 (d)		3,621,747	3,648,910
MDS Realty Holdings LLC term loan 8.338% 1/8/08 (d)		473,609	473,609
Floating Rate Loans - continued
		Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Newkirk Master LP Tranche B, term loan 7.3502% 8/11/08 (d)		$ 84,835	$ 85,365
Shea Mountain House LLC Tranche B, term loan 6.74% 5/11/11 (d)		350,000	351,750
			8,157,334
TOTAL FINANCIALS			10,373,834
TOTAL FLOATING RATE LOANS (Cost $11,830,185)			11,877,584
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 19.8256% 12/28/35 (c)(d)	500,000	543,646
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 14.3948% 6/28/38 (c)(d)	590,000	716,318
		1,259,964
TOTAL PREFERRED SECURITIES (Cost $1,182,894)		1,259,964
Fixed-Income Funds - 3.8%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $19,995,490)	200,884	19,985,949
Money Market Funds - 0.6%
Fidelity Cash Central Fund, 4.8% (b) (Cost $3,002,039)	3,002,039	3,002,039
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $514,821,122)		527,108,141
NET OTHER ASSETS - 0.7%		3,688,172
NET ASSETS - 100%		$ 530,796,313
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $91,780,445 or 17.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,960,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 657,178
Fidelity Ultra-Short Central Fund	835,768
Total	$ 1,492,946

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 24,983,905	$ -	$ 4,999,462	$ 19,985,949	0.3%
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $514,952,808. Net unrealized appreciation aggregated $12,155,333, of which $23,269,238 related to appreciated investment securities and $11,113,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

April 30, 2006

1.815773.101

SCP-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Distributors - 0.6%
Prestige Brands Holdings, Inc. (a)	267,700	$ 3,273,971
Diversified Consumer Services - 0.5%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	95,000	2,849,050
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	79,000	3,935,780
Domino's Pizza, Inc.	137,500	3,620,375
Penn National Gaming, Inc. (a)	87,000	3,542,640
		11,098,795
Household Durables - 1.7%
Lenox Group, Inc. (a)	203,300	2,768,946
Lifetime Brands, Inc.	215,177	6,373,543
		9,142,489
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)	137,800	3,852,888
GSI Commerce, Inc. (a)(d)	230,000	4,022,700
		7,875,588
Leisure Equipment & Products - 0.8%
MarineMax, Inc. (a)	124,400	4,075,344
Media - 1.4%
Focus Media Holding Ltd. ADR	70,000	4,227,300
New Frontier Media, Inc. (a)	312,432	2,827,510
		7,054,810
Specialty Retail - 2.9%
Eddie Bauer Holdings, Inc. (a)	214,800	2,831,064
New York & Co., Inc. (a)	330,800	5,150,556
The Children's Place Retail Stores, Inc. (a)	76,600	4,732,348
Zumiez, Inc.	77,000	2,502,500
		15,216,468
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	80,600	5,429,216
Timberland Co. Class A (a)	80,900	2,754,645
		8,183,861
TOTAL CONSUMER DISCRETIONARY		68,770,376
ENERGY - 11.5%
Energy Equipment & Services - 5.4%
Basic Energy Services, Inc.	150,300	5,009,499
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Complete Production Services, Inc.	115,000	$ 3,039,450
Hornbeck Offshore Services, Inc. (a)	113,500	4,075,785
Hydril Co. (a)	37,300	2,989,968
Oil States International, Inc. (a)	94,200	3,802,854
Pason Systems, Inc.	172,400	5,242,934
Superior Energy Services, Inc. (a)	123,000	3,954,450
		28,114,940
Oil, Gas & Consumable Fuels - 6.1%
Comstock Resources, Inc. (a)	116,000	3,605,280
Forest Oil Corp. (a)	125,800	4,600,506
Foundation Coal Holdings, Inc.	90,000	4,563,000
Holly Corp.	109,200	8,426,964
Mariner Energy, Inc. (a)	260,910	5,074,700
Range Resources Corp.	211,050	5,599,157
		31,869,607
TOTAL ENERGY		59,984,547
FINANCIALS - 5.8%
Commercial Banks - 1.0%
Center Financial Corp., California	98,000	2,187,360
EuroBancshares, Inc. (a)	267,200	2,853,696
		5,041,056
Insurance - 4.8%
American Equity Investment Life Holding Co.	309,100	4,191,396
Aspen Insurance Holdings Ltd.	172,000	4,188,200
RAM Holdings Ltd.	200,000	2,632,000
RLI Corp.	72,000	3,571,200
Universal American Financial Corp. (a)	225,000	3,316,500
USI Holdings Corp. (a)	178,800	2,717,760
Willis Group Holdings Ltd.	131,500	4,622,225
		25,239,281
TOTAL FINANCIALS		30,280,337
HEALTH CARE - 16.9%
Biotechnology - 0.5%
Myogen, Inc. (a)	77,000	2,545,620
Health Care Equipment & Supplies - 6.1%
American Medical Systems Holdings, Inc. (a)	232,600	5,166,046
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cholestech Corp. (a)	197,000	$ 2,517,660
DJ Orthopedics, Inc. (a)	174,900	6,954,024
Fisher Scientific International, Inc. (a)	88,600	6,250,730
Inverness Medical Innovations, Inc. (a)	109,800	2,854,800
Kinetic Concepts, Inc. (a)	79,200	3,457,872
Regeneration Technologies, Inc. (a)	361,700	2,759,771
Syneron Medical Ltd. (a)	73,000	1,888,510
		31,849,413
Health Care Providers & Services - 8.8%
Amedisys, Inc. (a)(d)	105,700	3,505,012
Chemed Corp.	124,200	6,767,658
Humana, Inc. (a)	136,600	6,171,588
ICON PLC sponsored ADR (a)	63,995	3,488,367
Omnicare, Inc.	155,400	8,812,732
Per-Se Technologies, Inc. (a)	281,400	7,865,130
Sierra Health Services, Inc. (a)	136,400	5,348,244
VCA Antech, Inc. (a)	135,800	4,222,022
		46,180,753
Pharmaceuticals - 1.5%
Kos Pharmaceuticals, Inc. (a)	67,300	3,257,320
Medicis Pharmaceutical Corp. Class A	144,900	4,764,312
		8,021,632
TOTAL HEALTH CARE		88,597,418
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	161,800	4,211,654
Hexcel Corp. (a)	344,400	7,607,796
		11,819,450
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	115,500	5,679,135
Building Products - 0.2%
Quixote Corp.	61,977	1,277,966
Commercial Services & Supplies - 2.9%
CDI Corp.	105,000	2,976,750
Huron Consulting Group, Inc. (a)	135,600	4,820,580
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	175,000	$ 3,689,000
Tele Atlas NV (a)	145,500	3,698,937
		15,185,267
Electrical Equipment - 2.6%
C&D Technologies, Inc.	359,110	2,894,427
EnerSys (a)	253,000	3,547,060
Genlyte Group, Inc. (a)	104,000	7,166,640
		13,608,127
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	104,373	4,230,238
Machinery - 2.3%
Flowserve Corp. (a)	68,800	3,957,376
Graco, Inc. (d)	77,000	3,599,750
Watts Water Technologies, Inc. Class A	125,600	4,296,776
		11,853,902
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (a)	105,000	7,875,000
TOTAL INDUSTRIALS		71,529,085
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 3.9%
Avocent Corp. (a)	132,900	3,580,326
CommScope, Inc. (a)	93,000	3,073,650
F5 Networks, Inc. (a)	43,100	2,523,936
Harris Corp.	174,000	8,103,180
MasTec, Inc. (a)	249,000	3,070,170
		20,351,262
Computers & Peripherals - 0.9%
Mobility Electronics, Inc. (a)(d)	220,200	1,567,824
Synaptics, Inc. (a)	125,000	3,277,500
		4,845,324
Electronic Equipment & Instruments - 5.0%
Amphenol Corp. Class A	98,600	5,699,080
Cogent, Inc. (a)	236,900	3,875,684
FARO Technologies, Inc. (a)(d)	199,593	3,031,818
ScanSource, Inc. (a)	46,200	2,892,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Trimble Navigation Ltd. (a)	118,500	$ 5,614,530
Xyratex Ltd. (a)	166,700	4,985,997
		26,099,229
Internet Software & Services - 4.2%
CyberSource Corp. (a)	394,600	3,685,564
Digital River, Inc. (a)	151,600	6,600,664
Digitas, Inc. (a)	279,300	3,940,923
j2 Global Communications, Inc. (a)	158,300	7,770,947
		21,998,098
IT Services - 6.1%
CACI International, Inc. Class A (a)	62,500	3,908,750
Lionbridge Technologies, Inc. (a)	1,023,846	8,416,014
Ness Technologies, Inc. (a)	421,300	5,118,795
Satyam Computer Services Ltd. sponsored ADR	101,000	3,633,980
SI International, Inc. (a)	160,647	5,473,243
TALX Corp.	215,725	5,611,007
		32,161,789
Office Electronics - 0.9%
Zebra Technologies Corp. Class A (a)	117,000	4,643,730
Semiconductors & Semiconductor Equipment - 4.4%
California Micro Devices Corp. (a)	364,000	2,733,640
Entegris, Inc. (a)	321,200	3,269,816
FormFactor, Inc. (a)	71,000	2,959,990
MIPS Technologies, Inc. (a)	73,600	545,376
O2Micro International Ltd. sponsored ADR (a)	406,700	4,367,958
Q-Cells AG	33,000	3,045,560
SiRF Technology Holdings, Inc. (a)	100,600	3,435,490
Tessera Technologies, Inc. (a)	92,300	2,960,061
		23,317,891
Software - 3.1%
Blackbaud, Inc.	212,259	4,459,562
Cognos, Inc. (a)	65,000	2,422,117
DATATRAK International, Inc. warrants 12/23/07 (a)(e)	2,250	0
Hyperion Solutions Corp. (a)	77,900	2,385,298
Moldflow Corp. (a)	174,100	2,454,810
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp. (a)	99,900	$ 4,147,848
Quality Systems, Inc.	6,200	208,072
		16,077,707
TOTAL INFORMATION TECHNOLOGY		149,495,030
MATERIALS - 5.7%
Chemicals - 0.6%
Chemtura Corp.	270,000	3,294,000
Construction Materials - 1.1%
Eagle Materials, Inc.	45,000	2,981,250
U.S. Concrete, Inc. (a)	182,900	2,509,388
		5,490,638
Metals & Mining - 4.0%
Allegheny Technologies, Inc.	71,000	4,923,140
Apex Silver Mines Ltd. (a)	142,900	3,043,770
Carpenter Technology Corp.	45,000	5,352,750
Meridian Gold, Inc. (a)	138,100	4,495,044
Oregon Steel Mills, Inc. (a)	67,100	3,323,463
		21,138,167
TOTAL MATERIALS		29,922,805
UTILITIES - 0.7%
Multi-Utilities - 0.7%
CMS Energy Corp. (a)	268,600	3,577,752
TOTAL COMMON STOCKS (Cost $441,517,149)		502,157,350
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 4.8% (b)	27,232,234	$ 27,232,234
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	6,975,575	6,975,575
TOTAL MONEY MARKET FUNDS (Cost $34,207,809)		34,207,809
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $475,724,958)		536,365,159
NET OTHER ASSETS - (2.5)%		(12,900,116)
NET ASSETS - 100%		$ 523,465,043
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc. warrants 12/23/07	12/27/04	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 445,026
Fidelity Securities Lending Cash Central Fund	29,436
Total	$ 474,462
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $475,977,551. Net unrealized appreciation aggregated $60,387,608, of which $71,404,138 related to appreciated investment securities and $11,016,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2006

1.817157.101

ASCP-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Distributors - 0.6%
Prestige Brands Holdings, Inc. (a)	267,700	$ 3,273,971
Diversified Consumer Services - 0.5%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	95,000	2,849,050
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	79,000	3,935,780
Domino's Pizza, Inc.	137,500	3,620,375
Penn National Gaming, Inc. (a)	87,000	3,542,640
		11,098,795
Household Durables - 1.7%
Lenox Group, Inc. (a)	203,300	2,768,946
Lifetime Brands, Inc.	215,177	6,373,543
		9,142,489
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)	137,800	3,852,888
GSI Commerce, Inc. (a)(d)	230,000	4,022,700
		7,875,588
Leisure Equipment & Products - 0.8%
MarineMax, Inc. (a)	124,400	4,075,344
Media - 1.4%
Focus Media Holding Ltd. ADR	70,000	4,227,300
New Frontier Media, Inc. (a)	312,432	2,827,510
		7,054,810
Specialty Retail - 2.9%
Eddie Bauer Holdings, Inc. (a)	214,800	2,831,064
New York & Co., Inc. (a)	330,800	5,150,556
The Children's Place Retail Stores, Inc. (a)	76,600	4,732,348
Zumiez, Inc.	77,000	2,502,500
		15,216,468
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	80,600	5,429,216
Timberland Co. Class A (a)	80,900	2,754,645
		8,183,861
TOTAL CONSUMER DISCRETIONARY		68,770,376
ENERGY - 11.5%
Energy Equipment & Services - 5.4%
Basic Energy Services, Inc.	150,300	5,009,499
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Complete Production Services, Inc.	115,000	$ 3,039,450
Hornbeck Offshore Services, Inc. (a)	113,500	4,075,785
Hydril Co. (a)	37,300	2,989,968
Oil States International, Inc. (a)	94,200	3,802,854
Pason Systems, Inc.	172,400	5,242,934
Superior Energy Services, Inc. (a)	123,000	3,954,450
		28,114,940
Oil, Gas & Consumable Fuels - 6.1%
Comstock Resources, Inc. (a)	116,000	3,605,280
Forest Oil Corp. (a)	125,800	4,600,506
Foundation Coal Holdings, Inc.	90,000	4,563,000
Holly Corp.	109,200	8,426,964
Mariner Energy, Inc. (a)	260,910	5,074,700
Range Resources Corp.	211,050	5,599,157
		31,869,607
TOTAL ENERGY		59,984,547
FINANCIALS - 5.8%
Commercial Banks - 1.0%
Center Financial Corp., California	98,000	2,187,360
EuroBancshares, Inc. (a)	267,200	2,853,696
		5,041,056
Insurance - 4.8%
American Equity Investment Life Holding Co.	309,100	4,191,396
Aspen Insurance Holdings Ltd.	172,000	4,188,200
RAM Holdings Ltd.	200,000	2,632,000
RLI Corp.	72,000	3,571,200
Universal American Financial Corp. (a)	225,000	3,316,500
USI Holdings Corp. (a)	178,800	2,717,760
Willis Group Holdings Ltd.	131,500	4,622,225
		25,239,281
TOTAL FINANCIALS		30,280,337
HEALTH CARE - 16.9%
Biotechnology - 0.5%
Myogen, Inc. (a)	77,000	2,545,620
Health Care Equipment & Supplies - 6.1%
American Medical Systems Holdings, Inc. (a)	232,600	5,166,046
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cholestech Corp. (a)	197,000	$ 2,517,660
DJ Orthopedics, Inc. (a)	174,900	6,954,024
Fisher Scientific International, Inc. (a)	88,600	6,250,730
Inverness Medical Innovations, Inc. (a)	109,800	2,854,800
Kinetic Concepts, Inc. (a)	79,200	3,457,872
Regeneration Technologies, Inc. (a)	361,700	2,759,771
Syneron Medical Ltd. (a)	73,000	1,888,510
		31,849,413
Health Care Providers & Services - 8.8%
Amedisys, Inc. (a)(d)	105,700	3,505,012
Chemed Corp.	124,200	6,767,658
Humana, Inc. (a)	136,600	6,171,588
ICON PLC sponsored ADR (a)	63,995	3,488,367
Omnicare, Inc.	155,400	8,812,732
Per-Se Technologies, Inc. (a)	281,400	7,865,130
Sierra Health Services, Inc. (a)	136,400	5,348,244
VCA Antech, Inc. (a)	135,800	4,222,022
		46,180,753
Pharmaceuticals - 1.5%
Kos Pharmaceuticals, Inc. (a)	67,300	3,257,320
Medicis Pharmaceutical Corp. Class A	144,900	4,764,312
		8,021,632
TOTAL HEALTH CARE		88,597,418
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	161,800	4,211,654
Hexcel Corp. (a)	344,400	7,607,796
		11,819,450
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	115,500	5,679,135
Building Products - 0.2%
Quixote Corp.	61,977	1,277,966
Commercial Services & Supplies - 2.9%
CDI Corp.	105,000	2,976,750
Huron Consulting Group, Inc. (a)	135,600	4,820,580
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	175,000	$ 3,689,000
Tele Atlas NV (a)	145,500	3,698,937
		15,185,267
Electrical Equipment - 2.6%
C&D Technologies, Inc.	359,110	2,894,427
EnerSys (a)	253,000	3,547,060
Genlyte Group, Inc. (a)	104,000	7,166,640
		13,608,127
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	104,373	4,230,238
Machinery - 2.3%
Flowserve Corp. (a)	68,800	3,957,376
Graco, Inc. (d)	77,000	3,599,750
Watts Water Technologies, Inc. Class A	125,600	4,296,776
		11,853,902
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (a)	105,000	7,875,000
TOTAL INDUSTRIALS		71,529,085
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 3.9%
Avocent Corp. (a)	132,900	3,580,326
CommScope, Inc. (a)	93,000	3,073,650
F5 Networks, Inc. (a)	43,100	2,523,936
Harris Corp.	174,000	8,103,180
MasTec, Inc. (a)	249,000	3,070,170
		20,351,262
Computers & Peripherals - 0.9%
Mobility Electronics, Inc. (a)(d)	220,200	1,567,824
Synaptics, Inc. (a)	125,000	3,277,500
		4,845,324
Electronic Equipment & Instruments - 5.0%
Amphenol Corp. Class A	98,600	5,699,080
Cogent, Inc. (a)	236,900	3,875,684
FARO Technologies, Inc. (a)(d)	199,593	3,031,818
ScanSource, Inc. (a)	46,200	2,892,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Trimble Navigation Ltd. (a)	118,500	$ 5,614,530
Xyratex Ltd. (a)	166,700	4,985,997
		26,099,229
Internet Software & Services - 4.2%
CyberSource Corp. (a)	394,600	3,685,564
Digital River, Inc. (a)	151,600	6,600,664
Digitas, Inc. (a)	279,300	3,940,923
j2 Global Communications, Inc. (a)	158,300	7,770,947
		21,998,098
IT Services - 6.1%
CACI International, Inc. Class A (a)	62,500	3,908,750
Lionbridge Technologies, Inc. (a)	1,023,846	8,416,014
Ness Technologies, Inc. (a)	421,300	5,118,795
Satyam Computer Services Ltd. sponsored ADR	101,000	3,633,980
SI International, Inc. (a)	160,647	5,473,243
TALX Corp.	215,725	5,611,007
		32,161,789
Office Electronics - 0.9%
Zebra Technologies Corp. Class A (a)	117,000	4,643,730
Semiconductors & Semiconductor Equipment - 4.4%
California Micro Devices Corp. (a)	364,000	2,733,640
Entegris, Inc. (a)	321,200	3,269,816
FormFactor, Inc. (a)	71,000	2,959,990
MIPS Technologies, Inc. (a)	73,600	545,376
O2Micro International Ltd. sponsored ADR (a)	406,700	4,367,958
Q-Cells AG	33,000	3,045,560
SiRF Technology Holdings, Inc. (a)	100,600	3,435,490
Tessera Technologies, Inc. (a)	92,300	2,960,061
		23,317,891
Software - 3.1%
Blackbaud, Inc.	212,259	4,459,562
Cognos, Inc. (a)	65,000	2,422,117
DATATRAK International, Inc. warrants 12/23/07 (a)(e)	2,250	0
Hyperion Solutions Corp. (a)	77,900	2,385,298
Moldflow Corp. (a)	174,100	2,454,810
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp. (a)	99,900	$ 4,147,848
Quality Systems, Inc.	6,200	208,072
		16,077,707
TOTAL INFORMATION TECHNOLOGY		149,495,030
MATERIALS - 5.7%
Chemicals - 0.6%
Chemtura Corp.	270,000	3,294,000
Construction Materials - 1.1%
Eagle Materials, Inc.	45,000	2,981,250
U.S. Concrete, Inc. (a)	182,900	2,509,388
		5,490,638
Metals & Mining - 4.0%
Allegheny Technologies, Inc.	71,000	4,923,140
Apex Silver Mines Ltd. (a)	142,900	3,043,770
Carpenter Technology Corp.	45,000	5,352,750
Meridian Gold, Inc. (a)	138,100	4,495,044
Oregon Steel Mills, Inc. (a)	67,100	3,323,463
		21,138,167
TOTAL MATERIALS		29,922,805
UTILITIES - 0.7%
Multi-Utilities - 0.7%
CMS Energy Corp. (a)	268,600	3,577,752
TOTAL COMMON STOCKS (Cost $441,517,149)		502,157,350
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 4.8% (b)	27,232,234	$ 27,232,234
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	6,975,575	6,975,575
TOTAL MONEY MARKET FUNDS (Cost $34,207,809)		34,207,809
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $475,724,958)		536,365,159
NET OTHER ASSETS - (2.5)%		(12,900,116)
NET ASSETS - 100%		$ 523,465,043
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc. warrants 12/23/07	12/27/04	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 445,026
Fidelity Securities Lending Cash Central Fund	29,436
Total	$ 474,462
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $475,977,551. Net unrealized appreciation aggregated $60,387,608, of which $71,404,138 related to appreciated investment securities and $11,016,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

April 30, 2006

1.815774.101

SCV-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.5%
Spartan Motors, Inc.	444,710	$ 6,234,834
Distributors - 1.7%
Building Material Holding Corp.	359,100	12,001,122
Prestige Brands Holdings, Inc. (a)	679,338	8,308,304
		20,309,426
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	140,030	6,038,094
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	225,000	5,924,250
Gaylord Entertainment Co. (a)	115,000	5,088,750
Isle of Capri Casinos, Inc. (a)	159,500	4,976,400
Pinnacle Entertainment, Inc. (a)	482,700	13,177,710
		29,167,110
Household Durables - 4.2%
Interface, Inc. Class A (a)	1,133,090	14,571,537
Jarden Corp. (a)(d)	675,000	22,950,000
Kimball International, Inc. Class B	310,000	4,727,500
Lenox Group, Inc. (a)	487,945	6,645,811
		48,894,848
Internet & Catalog Retail - 1.4%
Insight Enterprises, Inc. (a)	840,000	16,606,800
Leisure Equipment & Products - 2.3%
MarineMax, Inc. (a)	143,500	4,701,060
RC2 Corp. (a)	569,555	22,520,205
		27,221,265
Specialty Retail - 1.8%
Gymboree Corp. (a)	115,000	3,459,200
Hot Topic, Inc. (a)	124,100	1,840,403
Monro Muffler Brake, Inc.	79,300	2,882,555
Pacific Sunwear of California, Inc. (a)	263,300	6,134,890
Sonic Automotive, Inc. Class A (sub. vtg.)	242,500	6,552,350
		20,869,398
Textiles, Apparel & Luxury Goods - 0.4%
Warnaco Group, Inc. (a)	205,000	4,567,400
TOTAL CONSUMER DISCRETIONARY		179,909,175
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Diamond Foods, Inc.	630,400	$ 11,977,600
ENERGY - 9.7%
Energy Equipment & Services - 2.7%
Hornbeck Offshore Services, Inc. (a)	123,100	4,420,521
Hydril Co. (a)	19,717	1,580,515
Maverick Tube Corp. (a)	167,020	9,089,228
Oil States International, Inc. (a)	244,760	9,880,961
Superior Energy Services, Inc. (a)	195,000	6,269,250
		31,240,475
Oil, Gas & Consumable Fuels - 7.0%
Abraxas Petroleum Corp. (a)(d)	399,100	2,442,492
Comstock Resources, Inc. (a)	245,300	7,623,924
Encore Acquisition Co. (a)	129,820	3,977,685
Forest Oil Corp. (a)	140,000	5,119,800
Gastar Exploration Ltd. (a)(f)	1,509,607	5,387,596
Holly Corp.	103,700	8,002,529
Mariner Energy, Inc. (a)	470,000	9,141,500
Overseas Shipholding Group, Inc.	167,500	8,179,025
Petroleum Development Corp. (a)	144,500	5,781,445
Tesoro Corp.	340,800	23,828,729
World Fuel Services Corp.	75,000	3,003,000
		82,487,725
TOTAL ENERGY		113,728,200
FINANCIALS - 24.1%
Capital Markets - 1.3%
American Capital Strategies Ltd. (d)	325,700	11,340,874
Technology Investment Capital Corp.	87,948	1,245,344
TradeStation Group, Inc. (a)	200,000	3,188,000
		15,774,218
Commercial Banks - 5.6%
Boston Private Financial Holdings, Inc.	290,000	9,642,500
Cathay General Bancorp	235,220	8,999,517
Center Financial Corp., California	468,352	10,453,617
East West Bancorp, Inc.	22,200	880,674
Hanmi Financial Corp.	245,040	4,773,379
Nara Bancorp, Inc.	242,670	4,562,196
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)	59,200	$ 1,696,672
Preferred Bank, Los Angeles California	213,000	10,767,150
Southwest Bancorp, Inc., Oklahoma	71,200	1,599,864
Texas Capital Bancshares, Inc. (a)	216,100	4,983,266
Wintrust Financial Corp.	154,360	7,988,130
		66,346,965
Consumer Finance - 0.2%
Advanta Corp. Class B	50,000	1,908,000
Diversified Financial Services - 0.9%
Marlin Business Services Corp. (a)	470,779	10,262,982
Insurance - 12.3%
American Equity Investment Life Holding Co.	1,460,000	19,797,600
Arch Capital Group Ltd. (a)	75,590	4,592,093
Aspen Insurance Holdings Ltd.	360,200	8,770,870
HCC Insurance Holdings, Inc.	175,920	5,891,561
Hub International Ltd.	100,000	2,656,530
IPC Holdings Ltd.	263,440	7,025,945
National Financial Partners Corp.	153,300	7,971,600
Navigators Group, Inc. (a)	69,862	3,305,171
Ohio Casualty Corp.	193,500	5,737,275
Philadelphia Consolidated Holdings Corp. (a)	274,140	9,082,258
Platinum Underwriters Holdings Ltd.	323,700	8,924,409
RLI Corp.	195,000	9,672,000
Specialty Underwriters' Alliance, Inc. (a)	389,130	2,634,410
United America Indemnity Ltd. Class A (a)	335,012	7,953,185
Universal American Financial Corp. (a)	300,000	4,422,000
USI Holdings Corp. (a)	1,194,448	18,155,610
Willis Group Holdings Ltd.	245,000	8,611,750
Zenith National Insurance Corp.	224,000	9,882,880
		145,087,147
Real Estate - 3.3%
Columbia Equity Trust, Inc.	230,000	3,728,300
Education Realty Trust, Inc.	176,300	2,630,396
Equity Lifestyle Properties, Inc.	75,100	3,303,649
Far East Consortium International Ltd.	61,287	27,271
GMH Communities Trust	314,100	3,863,430
Jones Lang LaSalle, Inc.	170,000	14,409,200
Pennsylvania (REIT) (SBI)	30,000	1,216,800
Ramco-Gershenson Properties Trust (SBI)	86,600	2,340,798
Reckson Associates Realty Corp.	63,970	2,602,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Saxon Capital, Inc.	205,000	$ 2,363,650
Taubman Centers, Inc.	74,400	3,060,816
		39,546,610
Thrifts & Mortgage Finance - 0.5%
FirstFed Financial Corp., Delaware (a)(d)	50,000	3,144,500
ITLA Capital Corp.	44,403	2,273,434
		5,417,934
TOTAL FINANCIALS		284,343,856
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.0%
Anika Therapeutics, Inc. (a)	42,800	491,772
Health Care Providers & Services - 3.6%
ICON PLC sponsored ADR (a)	169,360	9,231,814
Medtox Scientific, Inc. (a)	352,034	3,287,998
Odyssey Healthcare, Inc. (a)	525,000	9,129,750
Per-Se Technologies, Inc. (a)	364,315	10,182,604
Sunrise Senior Living, Inc. (a)	110,000	4,092,000
VistaCare, Inc. Class A (a)	405,000	6,164,100
		42,088,266
Pharmaceuticals - 0.2%
Cypress Bioscience, Inc. (a)	276,300	2,058,435
TOTAL HEALTH CARE		44,638,473
INDUSTRIALS - 17.3%
Aerospace & Defense - 3.7%
AAR Corp. (a)	175,300	4,677,004
Ceradyne, Inc. (a)(d)	105,000	5,565,000
DRS Technologies, Inc.	113,000	6,274,890
Hawk Corp. Class A (a)	403,900	6,054,461
Hexcel Corp. (a)	210,200	4,643,318
Kaman Corp.	675,932	16,425,148
		43,639,821
Air Freight & Logistics - 1.3%
Forward Air Corp.	109,000	4,378,530
Park-Ohio Holdings Corp. (a)(e)	569,659	11,148,227
		15,526,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 2.0%
Insteel Industries, Inc.	255,494	$ 9,545,256
NCI Building Systems, Inc. (a)	192,700	12,523,573
Quixote Corp.	91,300	1,882,606
		23,951,435
Commercial Services & Supplies - 2.8%
Banta Corp.	340,400	17,217,432
PeopleSupport, Inc. (a)	294,700	3,166,552
Standard Parking Corp. (a)	266,684	7,205,802
Team, Inc. (a)	164,628	5,169,319
		32,759,105
Construction & Engineering - 1.6%
Shaw Group, Inc. (a)	275,000	8,415,000
URS Corp. (a)	247,800	10,672,746
		19,087,746
Electrical Equipment - 1.1%
Acuity Brands, Inc.	125,350	5,174,448
C&D Technologies, Inc.	440,000	3,546,400
GrafTech International Ltd. (a)	550,000	3,718,000
		12,438,848
Machinery - 1.5%
Manitowoc Co., Inc.	171,520	8,505,677
Tennant Co.	180,800	9,195,488
		17,701,165
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc. (a)	75,000	2,415,000
USA Truck, Inc. (a)	190,667	4,185,141
		6,600,141
Trading Companies & Distributors - 2.7%
UAP Holding Corp.	990,980	20,473,647
WESCO International, Inc. (a)	158,000	11,850,000
		32,323,647
TOTAL INDUSTRIALS		204,028,665
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.7%
Belden CDT, Inc.	255,000	7,981,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
Komag, Inc. (a)	127,000	$ 5,339,080
Electronic Equipment & Instruments - 6.1%
Benchmark Electronics, Inc. (a)	207,900	5,675,670
CPI International, Inc.	5,100	91,800
CTS Corp.	270,000	3,809,700
Ingram Micro, Inc. Class A (a)	812,700	14,945,553
KEMET Corp. (a)	1,124,700	12,158,007
Mettler-Toledo International, Inc. (a)	113,700	7,367,760
ScanSource, Inc. (a)	69,200	4,331,920
Tektronix, Inc.	526,000	18,578,320
Vishay Intertechnology, Inc. (a)	325,000	5,076,500
		72,035,230
Internet Software & Services - 1.5%
j2 Global Communications, Inc. (a)	252,900	12,414,861
RealNetworks, Inc. (a)	185,000	1,853,700
SonicWALL, Inc. (a)	350,000	2,971,500
		17,240,061
IT Services - 1.8%
MPS Group, Inc. (a)	170,000	2,713,200
Ness Technologies, Inc. (a)	227,000	2,758,050
Telvent GIT SA (a)	1,091,000	15,274,000
		20,745,250
Semiconductors & Semiconductor Equipment - 1.5%
Actel Corp. (a)	50,000	803,500
AMIS Holdings, Inc. (a)	125,000	1,288,750
California Micro Devices Corp. (a)	350,000	2,628,500
Conexant Systems, Inc. (a)	800,000	2,832,000
MKS Instruments, Inc. (a)	213,900	5,105,793
Rudolph Technologies, Inc. (a)	275,244	4,563,546
		17,222,089
Software - 1.2%
JDA Software Group, Inc. (a)	253,600	3,464,176
Moldflow Corp. (a)	427,898	6,033,362
The9 Ltd. sponsored ADR (a)(d)	160,000	4,798,400
		14,295,938
TOTAL INFORMATION TECHNOLOGY		154,859,148
Common Stocks - continued
	Shares	Value
MATERIALS - 8.8%
Chemicals - 3.1%
Albemarle Corp.	195,300	$ 9,339,246
Arch Chemicals, Inc.	325,000	9,574,500
Cytec Industries, Inc.	163,670	9,897,125
Georgia Gulf Corp.	245,800	7,290,428
		36,101,299
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	200,000	3,656,000
Metals & Mining - 5.4%
Carpenter Technology Corp.	165,000	19,626,750
Compass Minerals International, Inc.	786,466	20,707,650
Meridian Gold, Inc. (a)	270,000	8,788,283
Oregon Steel Mills, Inc. (a)	60,000	2,971,800
Ryerson Tull, Inc.	205,000	6,022,900
Steel Dynamics, Inc.	95,000	5,931,800
		64,049,183
TOTAL MATERIALS		103,806,482
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc. (a)	334,000	5,915,140
TOTAL COMMON STOCKS (Cost $976,300,016)		1,103,206,739
Money Market Funds - 7.9%
Fidelity Cash Central Fund, 4.8% (b)	76,663,557	76,663,557
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	16,812,875	16,812,875
TOTAL MONEY MARKET FUNDS (Cost $93,476,432)		93,476,432
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,069,776,448)		1,196,683,171
NET OTHER ASSETS - (1.6)%		(18,882,757)
NET ASSETS - 100%		$ 1,177,800,414
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,387,596 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gastar Exploration Ltd.	6/13/05	$ 3,999,855
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,496,724
Fidelity Securities Lending Cash Central Fund	24,563
Total	$ 1,521,287
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Innovo Group, Inc.	$ 3,902,134	$ -	$ 1,357,802	$ -	$ -
Medtox Scientific, Inc.	2,594,703	1,304,074	1,663,747	-	-
Park-Ohio Holdings Corp.	9,985,654	4,636,566	3,064,849	-	11,148,227
Pioneer Companies, Inc.	10,200,438	7,669,063	22,850,866	-	-
Total	$ 26,682,929	$ 13,609,703	$ 28,937,264	$ -	$ 11,148,227
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,070,032,405. Net unrealized appreciation aggregated $126,650,766, of which $148,411,834 related to appreciated investment securities and $21,761,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

April 30, 2006

1.817158.101

ASCV-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.5%
Spartan Motors, Inc.	444,710	$ 6,234,834
Distributors - 1.7%
Building Material Holding Corp.	359,100	12,001,122
Prestige Brands Holdings, Inc. (a)	679,338	8,308,304
		20,309,426
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	140,030	6,038,094
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	225,000	5,924,250
Gaylord Entertainment Co. (a)	115,000	5,088,750
Isle of Capri Casinos, Inc. (a)	159,500	4,976,400
Pinnacle Entertainment, Inc. (a)	482,700	13,177,710
		29,167,110
Household Durables - 4.2%
Interface, Inc. Class A (a)	1,133,090	14,571,537
Jarden Corp. (a)(d)	675,000	22,950,000
Kimball International, Inc. Class B	310,000	4,727,500
Lenox Group, Inc. (a)	487,945	6,645,811
		48,894,848
Internet & Catalog Retail - 1.4%
Insight Enterprises, Inc. (a)	840,000	16,606,800
Leisure Equipment & Products - 2.3%
MarineMax, Inc. (a)	143,500	4,701,060
RC2 Corp. (a)	569,555	22,520,205
		27,221,265
Specialty Retail - 1.8%
Gymboree Corp. (a)	115,000	3,459,200
Hot Topic, Inc. (a)	124,100	1,840,403
Monro Muffler Brake, Inc.	79,300	2,882,555
Pacific Sunwear of California, Inc. (a)	263,300	6,134,890
Sonic Automotive, Inc. Class A (sub. vtg.)	242,500	6,552,350
		20,869,398
Textiles, Apparel & Luxury Goods - 0.4%
Warnaco Group, Inc. (a)	205,000	4,567,400
TOTAL CONSUMER DISCRETIONARY		179,909,175
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Diamond Foods, Inc.	630,400	$ 11,977,600
ENERGY - 9.7%
Energy Equipment & Services - 2.7%
Hornbeck Offshore Services, Inc. (a)	123,100	4,420,521
Hydril Co. (a)	19,717	1,580,515
Maverick Tube Corp. (a)	167,020	9,089,228
Oil States International, Inc. (a)	244,760	9,880,961
Superior Energy Services, Inc. (a)	195,000	6,269,250
		31,240,475
Oil, Gas & Consumable Fuels - 7.0%
Abraxas Petroleum Corp. (a)(d)	399,100	2,442,492
Comstock Resources, Inc. (a)	245,300	7,623,924
Encore Acquisition Co. (a)	129,820	3,977,685
Forest Oil Corp. (a)	140,000	5,119,800
Gastar Exploration Ltd. (a)(f)	1,509,607	5,387,596
Holly Corp.	103,700	8,002,529
Mariner Energy, Inc. (a)	470,000	9,141,500
Overseas Shipholding Group, Inc.	167,500	8,179,025
Petroleum Development Corp. (a)	144,500	5,781,445
Tesoro Corp.	340,800	23,828,729
World Fuel Services Corp.	75,000	3,003,000
		82,487,725
TOTAL ENERGY		113,728,200
FINANCIALS - 24.1%
Capital Markets - 1.3%
American Capital Strategies Ltd. (d)	325,700	11,340,874
Technology Investment Capital Corp.	87,948	1,245,344
TradeStation Group, Inc. (a)	200,000	3,188,000
		15,774,218
Commercial Banks - 5.6%
Boston Private Financial Holdings, Inc.	290,000	9,642,500
Cathay General Bancorp	235,220	8,999,517
Center Financial Corp., California	468,352	10,453,617
East West Bancorp, Inc.	22,200	880,674
Hanmi Financial Corp.	245,040	4,773,379
Nara Bancorp, Inc.	242,670	4,562,196
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)	59,200	$ 1,696,672
Preferred Bank, Los Angeles California	213,000	10,767,150
Southwest Bancorp, Inc., Oklahoma	71,200	1,599,864
Texas Capital Bancshares, Inc. (a)	216,100	4,983,266
Wintrust Financial Corp.	154,360	7,988,130
		66,346,965
Consumer Finance - 0.2%
Advanta Corp. Class B	50,000	1,908,000
Diversified Financial Services - 0.9%
Marlin Business Services Corp. (a)	470,779	10,262,982
Insurance - 12.3%
American Equity Investment Life Holding Co.	1,460,000	19,797,600
Arch Capital Group Ltd. (a)	75,590	4,592,093
Aspen Insurance Holdings Ltd.	360,200	8,770,870
HCC Insurance Holdings, Inc.	175,920	5,891,561
Hub International Ltd.	100,000	2,656,530
IPC Holdings Ltd.	263,440	7,025,945
National Financial Partners Corp.	153,300	7,971,600
Navigators Group, Inc. (a)	69,862	3,305,171
Ohio Casualty Corp.	193,500	5,737,275
Philadelphia Consolidated Holdings Corp. (a)	274,140	9,082,258
Platinum Underwriters Holdings Ltd.	323,700	8,924,409
RLI Corp.	195,000	9,672,000
Specialty Underwriters' Alliance, Inc. (a)	389,130	2,634,410
United America Indemnity Ltd. Class A (a)	335,012	7,953,185
Universal American Financial Corp. (a)	300,000	4,422,000
USI Holdings Corp. (a)	1,194,448	18,155,610
Willis Group Holdings Ltd.	245,000	8,611,750
Zenith National Insurance Corp.	224,000	9,882,880
		145,087,147
Real Estate - 3.3%
Columbia Equity Trust, Inc.	230,000	3,728,300
Education Realty Trust, Inc.	176,300	2,630,396
Equity Lifestyle Properties, Inc.	75,100	3,303,649
Far East Consortium International Ltd.	61,287	27,271
GMH Communities Trust	314,100	3,863,430
Jones Lang LaSalle, Inc.	170,000	14,409,200
Pennsylvania (REIT) (SBI)	30,000	1,216,800
Ramco-Gershenson Properties Trust (SBI)	86,600	2,340,798
Reckson Associates Realty Corp.	63,970	2,602,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Saxon Capital, Inc.	205,000	$ 2,363,650
Taubman Centers, Inc.	74,400	3,060,816
		39,546,610
Thrifts & Mortgage Finance - 0.5%
FirstFed Financial Corp., Delaware (a)(d)	50,000	3,144,500
ITLA Capital Corp.	44,403	2,273,434
		5,417,934
TOTAL FINANCIALS		284,343,856
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.0%
Anika Therapeutics, Inc. (a)	42,800	491,772
Health Care Providers & Services - 3.6%
ICON PLC sponsored ADR (a)	169,360	9,231,814
Medtox Scientific, Inc. (a)	352,034	3,287,998
Odyssey Healthcare, Inc. (a)	525,000	9,129,750
Per-Se Technologies, Inc. (a)	364,315	10,182,604
Sunrise Senior Living, Inc. (a)	110,000	4,092,000
VistaCare, Inc. Class A (a)	405,000	6,164,100
		42,088,266
Pharmaceuticals - 0.2%
Cypress Bioscience, Inc. (a)	276,300	2,058,435
TOTAL HEALTH CARE		44,638,473
INDUSTRIALS - 17.3%
Aerospace & Defense - 3.7%
AAR Corp. (a)	175,300	4,677,004
Ceradyne, Inc. (a)(d)	105,000	5,565,000
DRS Technologies, Inc.	113,000	6,274,890
Hawk Corp. Class A (a)	403,900	6,054,461
Hexcel Corp. (a)	210,200	4,643,318
Kaman Corp.	675,932	16,425,148
		43,639,821
Air Freight & Logistics - 1.3%
Forward Air Corp.	109,000	4,378,530
Park-Ohio Holdings Corp. (a)(e)	569,659	11,148,227
		15,526,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 2.0%
Insteel Industries, Inc.	255,494	$ 9,545,256
NCI Building Systems, Inc. (a)	192,700	12,523,573
Quixote Corp.	91,300	1,882,606
		23,951,435
Commercial Services & Supplies - 2.8%
Banta Corp.	340,400	17,217,432
PeopleSupport, Inc. (a)	294,700	3,166,552
Standard Parking Corp. (a)	266,684	7,205,802
Team, Inc. (a)	164,628	5,169,319
		32,759,105
Construction & Engineering - 1.6%
Shaw Group, Inc. (a)	275,000	8,415,000
URS Corp. (a)	247,800	10,672,746
		19,087,746
Electrical Equipment - 1.1%
Acuity Brands, Inc.	125,350	5,174,448
C&D Technologies, Inc.	440,000	3,546,400
GrafTech International Ltd. (a)	550,000	3,718,000
		12,438,848
Machinery - 1.5%
Manitowoc Co., Inc.	171,520	8,505,677
Tennant Co.	180,800	9,195,488
		17,701,165
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc. (a)	75,000	2,415,000
USA Truck, Inc. (a)	190,667	4,185,141
		6,600,141
Trading Companies & Distributors - 2.7%
UAP Holding Corp.	990,980	20,473,647
WESCO International, Inc. (a)	158,000	11,850,000
		32,323,647
TOTAL INDUSTRIALS		204,028,665
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.7%
Belden CDT, Inc.	255,000	7,981,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
Komag, Inc. (a)	127,000	$ 5,339,080
Electronic Equipment & Instruments - 6.1%
Benchmark Electronics, Inc. (a)	207,900	5,675,670
CPI International, Inc.	5,100	91,800
CTS Corp.	270,000	3,809,700
Ingram Micro, Inc. Class A (a)	812,700	14,945,553
KEMET Corp. (a)	1,124,700	12,158,007
Mettler-Toledo International, Inc. (a)	113,700	7,367,760
ScanSource, Inc. (a)	69,200	4,331,920
Tektronix, Inc.	526,000	18,578,320
Vishay Intertechnology, Inc. (a)	325,000	5,076,500
		72,035,230
Internet Software & Services - 1.5%
j2 Global Communications, Inc. (a)	252,900	12,414,861
RealNetworks, Inc. (a)	185,000	1,853,700
SonicWALL, Inc. (a)	350,000	2,971,500
		17,240,061
IT Services - 1.8%
MPS Group, Inc. (a)	170,000	2,713,200
Ness Technologies, Inc. (a)	227,000	2,758,050
Telvent GIT SA (a)	1,091,000	15,274,000
		20,745,250
Semiconductors & Semiconductor Equipment - 1.5%
Actel Corp. (a)	50,000	803,500
AMIS Holdings, Inc. (a)	125,000	1,288,750
California Micro Devices Corp. (a)	350,000	2,628,500
Conexant Systems, Inc. (a)	800,000	2,832,000
MKS Instruments, Inc. (a)	213,900	5,105,793
Rudolph Technologies, Inc. (a)	275,244	4,563,546
		17,222,089
Software - 1.2%
JDA Software Group, Inc. (a)	253,600	3,464,176
Moldflow Corp. (a)	427,898	6,033,362
The9 Ltd. sponsored ADR (a)(d)	160,000	4,798,400
		14,295,938
TOTAL INFORMATION TECHNOLOGY		154,859,148
Common Stocks - continued
	Shares	Value
MATERIALS - 8.8%
Chemicals - 3.1%
Albemarle Corp.	195,300	$ 9,339,246
Arch Chemicals, Inc.	325,000	9,574,500
Cytec Industries, Inc.	163,670	9,897,125
Georgia Gulf Corp.	245,800	7,290,428
		36,101,299
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	200,000	3,656,000
Metals & Mining - 5.4%
Carpenter Technology Corp.	165,000	19,626,750
Compass Minerals International, Inc.	786,466	20,707,650
Meridian Gold, Inc. (a)	270,000	8,788,283
Oregon Steel Mills, Inc. (a)	60,000	2,971,800
Ryerson Tull, Inc.	205,000	6,022,900
Steel Dynamics, Inc.	95,000	5,931,800
		64,049,183
TOTAL MATERIALS		103,806,482
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc. (a)	334,000	5,915,140
TOTAL COMMON STOCKS (Cost $976,300,016)		1,103,206,739
Money Market Funds - 7.9%
Fidelity Cash Central Fund, 4.8% (b)	76,663,557	76,663,557
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	16,812,875	16,812,875
TOTAL MONEY MARKET FUNDS (Cost $93,476,432)		93,476,432
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,069,776,448)		1,196,683,171
NET OTHER ASSETS - (1.6)%		(18,882,757)
NET ASSETS - 100%		$ 1,177,800,414
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,387,596 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gastar Exploration Ltd.	6/13/05	$ 3,999,855
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,496,724
Fidelity Securities Lending Cash Central Fund	24,563
Total	$ 1,521,287
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Innovo Group, Inc.	$ 3,902,134	$ -	$ 1,357,802	$ -	$ -
Medtox Scientific, Inc.	2,594,703	1,304,074	1,663,747	-	-
Park-Ohio Holdings Corp.	9,985,654	4,636,566	3,064,849	-	11,148,227
Pioneer Companies, Inc.	10,200,438	7,669,063	22,850,866	-	-
Total	$ 26,682,929	$ 13,609,703	$ 28,937,264	$ -	$ 11,148,227
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,070,032,405. Net unrealized appreciation aggregated $126,650,766, of which $148,411,834 related to appreciated investment securities and $21,761,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006